                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-0816
                                   ---------------------------------------------

                      AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                            (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:    10-31
                         -------------------------------------------------------

Date of reporting period:   01-31-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
BALANCED FUND
JANUARY 31, 2006

[american century investments logo and text logo]

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 60.0%
AEROSPACE & DEFENSE - 0.5%
            10,458  Boeing Co.                                     $         714
            36,790  Lockheed Martin Corp.                                  2,489
                                                                 ---------------
                                                                           3,203
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
             2,762  FedEx Corporation                                        279
            24,593  United Parcel Service, Inc. Cl B                       1,843
                                                                 ---------------
                                                                           2,122
                                                                 ---------------
AIRLINES(1)
            19,261  Southwest Airlines Co.                                   317
                                                                 ---------------
AUTO COMPONENTS - 0.9%
           232,452  Goodyear Tire & Rubber Co.
                    (The)(2)(3)                                            3,635
            91,460  TRW Automotive
                    Holdings Corp.(2)(3)                                   2,351
                                                                 ---------------
                                                                           5,986
                                                                 ---------------
AUTOMOBILES - 0.3%
           222,629  Ford Motor Company(3)                                  1,910
                                                                 ---------------
BEVERAGES - 2.6%
            26,003  Brown-Forman Corp. Cl B                                1,844
           180,743  Coca-Cola Company (The)                                7,479
            34,608  Coca-Cola Enterprises Inc.                               683
               931  Molson Coors Brewing Co.                                  58
           117,305  Pepsi Bottling Group Inc.                              3,402
            97,540  PepsiAmericas, Inc.                                    2,389
            26,146  PepsiCo, Inc.                                          1,495
                                                                 ---------------
                                                                          17,350
                                                                 ---------------
BIOTECHNOLOGY - 1.2%
            35,896  Alkermes Inc.(2)(3)                                      874
            88,392  Amgen Inc.(2)                                          6,443
            24,497  Applera Corporation-Applied
                    Biosystems Group                                         694
               196  Gilead Sciences, Inc.(2)                                  12
                                                                 ---------------
                                                                           8,023
                                                                 ---------------
BUILDING PRODUCTS - 0.4%
            30,025  USG Corp.(2)(3)                                        2,858
                                                                 ---------------
CAPITAL MARKETS - 2.2%
           156,929  Federated Investors Inc. Cl B                          6,059
             5,370  Mellon Financial Corp.                                   189
            37,184  Morgan Stanley                                         2,285

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
            48,419  Northern Trust Corp.                                   2,528
            55,369  Raymond James Financial, Inc.(3)                       2,357
            16,777  State Street Corp.                                     1,014
                                                                 ---------------
                                                                          14,432
                                                                 ---------------
CHEMICALS - 1.0%
            38,361  Celanese Corp., Series A                                 785
           218,923  Lyondell Chemical Co.                                  5,257
            10,792  Monsanto Co.                                             913
                                                                 ---------------
                                                                           6,955
                                                                 ---------------
COMMERCIAL BANKS - 2.7%
           179,051  Bank of America Corp.                                  7,919
            19,006  Comerica Inc.                                          1,054
             1,308  PNC Financial Services Group                              85
            35,841  Wachovia Corp.                                         1,965
           112,308  Wells Fargo & Co.                                      7,004
                                                                 ---------------
                                                                          18,027
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
             8,749  Herman Miller Inc.                                       265
            57,538  John H. Harland Company(3)                             2,147
             8,974  Republic Services, Inc. Cl A                             340
             4,574  West Corp.(2)(3)                                         187
                                                                 ---------------
                                                                           2,939
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
            67,248  Cisco Systems Inc.(2)                                  1,249
            30,904  Motorola, Inc.                                           702
                                                                 ---------------
                                                                           1,951
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
            66,129  Apple Computer, Inc.(2)                                4,993
             8,573  Dell Inc.(2)                                             251
             1,376  Emulex Corp.(2)                                           25
           120,726  Hewlett-Packard Co.                                    3,764
            27,931  Intergraph Corp.(2)(3)                                 1,067
            83,893  International Business
                    Machines Corp.                                         6,822
                                                                 ---------------
                                                                          16,922
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.2%
            22,842  McDermott International, Inc.(2)                       1,188
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 2.1%
           104,008  American Express Co.                                   5,455
             4,376  AmeriCredit Corp.(2)                                     126
            77,726  Capital One Financial Corp.                            6,474
            14,482  CompuCredit Corp.(2)(3)                                  582
            19,403  WFS Financial Inc.(2)                                  1,543
                                                                 ---------------
                                                                          14,180
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
            12,604  Greif, Inc. Cl A(3)                                      821
            33,991  Silgan Holdings Inc.(3)                                1,287
                                                                 ---------------
                                                                           2,108
                                                                 ---------------
DISTRIBUTORS - 0.1%
            10,297  Building Materials
                    Holding Corp.(3)                                         815
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
            31,718  Moody's Corp.                                          2,008
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
            61,033  AT&T Inc.                                              1,584
            44,866  BellSouth Corp.                                        1,291
             3,707  CenturyTel Inc.                                          123
            69,411  Verizon Communications                                 2,198
                                                                 ---------------
                                                                           5,196
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
            82,021  Edison International                                   3,594
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
           115,440  Arrow Electronics, Inc.(2)                             3,967
             4,740  Jabil Circuit, Inc.(2)                                   191
            30,141  Plexus Corp.(2)(3)                                       853
                                                                 ---------------
                                                                           5,011
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.5%
           100,546  Pride International Inc.(2)                            3,550
             2,236  Veritas DGC Inc.(2)(3)                                   101
                                                                 ---------------
                                                                           3,651
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
           167,565  Kroger Co. (The)(2)                                    3,083
            52,640  Longs Drug Stores Corp.(3)                             1,842
             9,270  Supervalu Inc.                                           296
                                                                 ---------------
                                                                           5,221
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 0.9%
            24,212  Chiquita Brands
                    International, Inc.(3)                                   438
            25,961  General Mills, Inc.                                    1,262
           116,514  Pilgrim's Pride Corp.(3)                               2,837
               820  Seaboard Corp.(3)                                      1,205
                                                                 ---------------
                                                                           5,742
                                                                 ---------------
GAS UTILITIES - 0.1%
             3,222  NICOR Inc.(3)                                            132
            21,833  UGI Corp.                                                469
                                                                 ---------------
                                                                             601
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
            78,610  Becton Dickinson & Co.                                 5,094
           140,412  Hospira Inc.(2)                                        6,284
            18,661  Kinetic Concepts Inc.(2)                                 675
                                                                 ---------------
                                                                          12,053
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.8%
           140,112  AmerisourceBergen Corp.                                6,114
            84,187  Cardinal Health, Inc.                                  6,065
             6,366  Express Scripts, Inc.(2)                                 581
           127,634  McKesson Corp.                                         6,766
            22,306  Sierra Health Services, Inc.(2)                          884
            74,965  UnitedHealth Group Incorporated                        4,454
                                                                 ---------------
                                                                          24,864
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            67,650  Darden Restaurants, Inc.                               2,750
            15,958  Domino's Pizza Inc.(3)                                   398
             4,301  Papa John's International Inc.(2)                        149
            27,425  Royal Caribbean Cruises Ltd.                           1,122
            42,489  Yum! Brands, Inc.                                      2,102
                                                                 ---------------
                                                                           6,521
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
            55,509  Black & Decker Corporation                             4,790
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.0%
           120,170  Colgate-Palmolive Co.                                  6,596
             4,076  Kimberly-Clark Corp.                                     233
                                                                 ---------------
                                                                           6,829
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.2%
           130,441  AES Corporation (The)(2)                               2,223
           119,359  TXU Corp.                                              6,044
                                                                 ---------------
                                                                           8,267
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.1%
            14,476  Teleflex Inc.                                            913
                                                                 ---------------
INSURANCE - 3.3%
            14,422  Ace, Ltd.                                                790
           122,428  Berkley (W.R.) Corp.                                   6,048
            29,130  Chubb Corp.                                            2,748
            26,268  Endurance Specialty Holdings Ltd.                        865
           130,579  First American
                    Financial Corp. (The)                                  6,114
             9,290  LandAmerica Financial
                    Group Inc.(3)                                            613
            13,915  Loews Corp.                                            1,373
             4,133  Nationwide Financial
                    Services Cl A                                            176
             2,390  Protective Life Corporation                              107
            10,854  Selective Insurance Group(3)                             630
            28,664  Zenith National Insurance Corp.                        1,585
                                                                 ---------------
                                                                          21,049
                                                                 ---------------
IT SERVICES - 1.0%
            98,937  Accenture Ltd. Cl A                                    3,119
             4,511  Acxiom Corp.                                             107
             3,894  Computer Sciences Corp.(2)                               197
            64,862  Global Payments Inc.(3)                                3,304
                                                                 ---------------
                                                                           6,727
                                                                 ---------------
MACHINERY - 1.3%
            54,848  Cummins Inc.(3)                                        5,337
            38,436  JLG Industries Inc.(3)                                 2,094
            45,193  Navistar International Corp.(2)(3)                     1,229
                                                                 ---------------
                                                                           8,660
                                                                 ---------------
MEDIA - 2.9%
           104,480  CBS Corp. Cl B(2)                                      2,730
           180,845  Disney (Walt) Co.                                      4,577
            59,062  DreamWorks Animation
                    SKG Inc.(2)(3)                                         1,583
            17,028  John Wiley & Sons Inc. Cl A                              645
             8,198  R.H. Donnelley Corp.(2)                                  538
           267,463  Time Warner Inc.                                       4,689
           100,581  Viacom Inc. Cl B                                       4,172
                                                                 ---------------
                                                                          18,934
                                                                 ---------------
METALS & MINING - 2.0%
            97,534  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                        6,267
            22,468  Nucor Corp.                                            1,892
            25,571  Phelps Dodge Corp.                                     4,104
             9,660  Quanex Corporation(3)                                    600
             3,836  Reliance Steel & Aluminum
                    Company(3)                                               305
                                                                 ---------------
                                                                          13,168
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.7%
           121,498  PG&E Corp.                                             4,533
                                                                 ---------------
MULTILINE RETAIL - 1.0%
            41,401  Dollar Tree Stores Inc.(2)                             1,026
             9,985  Federated Department Stores, Inc.                        665
            92,865  J.C. Penney Co. Inc.                                   5,182
                                                                 ---------------
                                                                           6,873
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.9%
            59,936  Chevron Corp.                                          3,559
            13,153  ConocoPhillips                                           851
           287,566  Exxon Mobil Corp.                                     18,045
             9,257  Kerr-McGee Corp.                                       1,022
            51,581  Marathon Oil Corp.                                     3,965
            75,870  Sunoco, Inc.                                           7,223
             6,055  Tesoro Corporation                                       439
            52,581  Valero Energy Corp.                                    3,283
                                                                 ---------------
                                                                          38,387
                                                                 ---------------
PHARMACEUTICALS - 1.8%
            70,297  Alpharma Inc. Cl A(3)                                  2,351
           109,509  Johnson & Johnson                                      6,301
           173,586  King Pharmaceuticals, Inc.(2)                          3,255
                                                                 ---------------
                                                                          11,907
                                                                 ---------------
REAL ESTATE - 0.7%
           105,377  CBL & Associates
                    Properties, Inc.(3)                                    4,460
             3,376  Rayonier, Inc.                                           144
                                                                 ---------------
                                                                           4,604
                                                                 ---------------
ROAD & RAIL - 0.1%
             1,200  Burlington Northern
                    Santa Fe Corp.                                            96
             5,892  Union Pacific Corp.                                      521
                                                                 ---------------
                                                                             617
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
           250,123  Intel Corp.                                            5,320
           175,901  National Semiconductor Corp.                           4,962
           173,527  Texas Instruments Inc.                                 5,072
                                                                 ---------------
                                                                          15,354
                                                                 ---------------
SOFTWARE - 0.7%
            22,367  Autodesk, Inc.                                           908
            11,108  BMC Software Inc.(2)                                     245
            18,108  Cadence Design Systems Inc.(2)                           320
            17,533  Intuit Inc.(2)                                           918
            57,277  Microsoft Corporation                                  1,612

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
            30,307  Oracle Corp.(2)                                          381
                                                                 ---------------
                                                                           4,384
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
           127,861  Barnes & Noble Inc.                                    5,425
             6,071  Charming Shoppes, Inc.(2)(3)                              74
             1,409  Children's Place Retail
                    Stores, Inc. (The)(2)(3)                                  62
             7,595  Dress Barn Inc.(2)(3)                                    350
            79,039  Home Depot, Inc.                                       3,205
            38,071  Lowe's Companies, Inc.                                 2,419
             6,691  Pantry Inc. (The)(2)                                     366
            63,466  Payless ShoeSource, Inc.(2)(3)                         1,546
                                                                 ---------------
                                                                          13,447
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.4%
            37,034  Corus Bankshares Inc.(3)                               2,378
            30,621  Downey Financial Corp.(3)                              2,005
            40,086  Golden West Financial Corp.                            2,830
            55,400  Washington Mutual, Inc.                                2,345
                                                                 ---------------
                                                                           9,558
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
            15,715  UAP Holding Corp.                                        333
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
           138,115  Sprint Nextel Corp.                                    3,161
                                                                 ---------------
TOTAL COMMON STOCKS                                                      398,243
(Cost $334,735)                                                  ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 10.9%
            $4,750  FHLMC, 5.00%, settlement
                    date 2/4/06(5)                                         4,692
               220  FHLMC, 7.00%, 10/1/12                                    227
             2,995  FHLMC, 4.50%, 1/1/19                                   2,914
               205  FHLMC, 6.50%, 1/1/28                                     211
             1,488  FHLMC, 5.50%, 12/1/33                                  1,476
            10,936  FNMA, 6.00%,
                    settlement date 2/3/06(5)                             11,045
             1,582  FNMA, 6.50%,
                    settlement date 2/3/06(5)                              1,622
             4,438  FNMA, 5.00%,
                    settlement date 2/4/06(5)                              4,384
             3,480  FNMA, 5.50%,
                    settlement date 2/4/06(5)                              3,502
               425  FNMA, 6.00%, 2/1/09                                      432
                25  FNMA, 6.50%, 5/1/11                                       26
               432  FNMA, 7.50%, 11/1/11                                     452
                 6  FNMA, 6.50%, 10/1/12                                       6
                40  FNMA, 6.50%, 5/1/13                                       41
               213  FNMA, 6.50%, 6/1/13                                      218
               199  FNMA, 6.00%, 1/1/14                                      203
               687  FNMA, 6.00%, 4/1/14                                      702
             3,525  FNMA, 4.50%, 5/1/19                                    3,431
                30  FNMA, 6.50%, 1/1/28                                       31
               211  FNMA, 7.00%, 1/1/28                                      220
               248  FNMA, 6.50%, 1/1/29                                      255

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
               251  FNMA, 7.50%, 7/1/29                                      263
                98  FNMA, 7.00%, 5/1/30                                      102
               143  FNMA, 7.50%, 9/1/30                                      150
               199  FNMA, 6.50%, 9/1/31                                      205
                91  FNMA, 7.00%, 9/1/31                                       94
               397  FNMA, 6.50%, 1/1/32                                      408
               826  FNMA, 7.00%, 6/1/32                                      859
               376  FNMA, 6.50%, 8/1/32                                      387
             1,962  FNMA, 5.50%, 6/1/33                                    1,945
             5,729  FNMA, 5.50%, 7/1/33                                    5,680
             2,231  FNMA, 5.50%, 8/1/33                                    2,212
             1,328  FNMA, 5.50%, 9/1/33                                    1,316
             4,064  FNMA, 5.00%, 11/1/33                                   3,941
             8,916  FNMA, 5.50%, 1/1/34                                    8,840
             6,363  FNMA, 5.00%, 8/1/34                                    6,160
               353  GNMA, 7.00%, 4/20/26                                     370
               190  GNMA, 7.50%, 8/15/26                                     200
                81  GNMA, 7.00%, 2/15/28                                      86
               185  GNMA, 7.50%, 2/15/28                                     195
                85  GNMA, 7.00%, 12/15/28                                     89
                58  GNMA, 8.00%, 12/15/29                                     62
               426  GNMA, 7.00%, 5/15/31                                     447
             2,379  GNMA, 5.50%, 11/15/32                                  2,394
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                                72,495
(Cost $73,074)                                                   ---------------

CORPORATE BONDS - 9.2%
AEROSPACE & DEFENSE - 0.2%
               900  United Technologies Corp.,
                    4.375%, 5/1/10                                           880
               450  United Technologies Corp.,
                    5.40%, 5/1/35(3)                                         443
                                                                 ---------------
                                                                           1,323
                                                                 ---------------
BEVERAGES - 0.2%
               640  Fortune Brands Inc.,
                    5.375%, 1/15/16                                          630
               750  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $762)(6)                                            735
                                                                 ---------------
                                                                           1,365
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
               710  Genentech, Inc., 4.75%, 7/15/15                          686
                                                                 ---------------
CAPITAL MARKETS - 0.6%
               750  Goldman Sachs Group, Inc. (The),
                    5.70%, 9/1/12                                            765
               750  Goldman Sachs Group, Inc. (The),
                    5.25%, 10/15/13                                          743
               430  J.P. Morgan Chase & Co.,
                    5.15%, 10/1/15                                           422
               560  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(3)                                         543
               420  Morgan Stanley, 4.00%, 1/15/10                           402
               350  Morgan Stanley, 4.25%, 5/15/10                           338
               430  Morgan Stanley, 5.05%, 1/21/11                           428

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
               400  Morgan Stanley, 4.75%, 4/1/14                            381
                                                                 ---------------
                                                                           4,022
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
             1,600  Bank of America Corp.,
                    4.375%, 12/1/10                                        1,555
               670  PNC Bank N.A., 4.875%, 9/21/17                           640
               500  SouthTrust Corp., 5.80%, 6/15/14                         513
               660  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                           636
             1,020  Wachovia Bank N.A.,
                    4.875%, 2/1/15(3)                                        985
               830  Wells Fargo & Co.,
                    4.625%, 8/9/10                                           818
                                                                 ---------------
                                                                           5,147
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
               540  Waste Management, Inc.,
                    7.00%, 7/15/28                                           601
                                                                 ---------------
CONSUMER FINANCE - 0.1%
               500  American Express Centurion Bank,
                    4.375%, 7/30/09(3)                                       489
                                                                 ---------------
DIVERSIFIED - 0.5%
             2,755  Morgan Stanley TRACERS(reg.sm),
                    7.78%, 3/1/32 (Acquired
                    3/15/02-8/28/02, Cost $2,898)(6)                       3,243
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
             1,500  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                         1,488
             1,000  Citigroup Inc., 5.00%, 9/15/14                           979
               320  Ford Motor Credit Co.,
                    6.50%, 1/25/07                                           317
               220  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                         206
               560  General Electric Capital Corp.,
                    6.125%, 2/22/11                                          586
               670  General Motors Acceptance Corp.,
                    6.125%, 8/28/07                                          649
             1,025  HSBC Finance Corp.,
                    4.75%, 4/15/10(3)                                      1,008
               540  HSBC Finance Corp.,
                    4.625%, 9/15/10                                          528
               800  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                            855
                                                                 ---------------
                                                                           6,616
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
               732  AT&T Corp., 9.05%, 11/15/11                              808
               690  Sprint Capital Corp.,
                    8.375%, 3/15/12                                          797
               240  Sprint Capital Corp.,
                    8.75%, 3/15/32                                           315
               420  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                           399
               410  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                           394
                                                                 ---------------
                                                                           2,713
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
               420  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                            414
               469  CenterPoint Energy
                    Resources Corp., 6.50%, 2/1/08                           480
               450  Florida Power & Light Co.,
                    5.65%, 2/1/37                                            448
               450  Florida Power Corp.,
                    4.50%, 6/1/10                                            439

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
               480  Southern California Edison Co.,
                    5.625%, 2/1/36(5)                                        474
                                                                 ---------------
                                                                           2,255
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
               410  Kroger Co. (The),
                    6.80%, 4/1/11(3)                                         430
               450  Safeway Inc., 6.50%, 3/1/11                              467
               750  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                           726
               300  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                            287
                                                                 ---------------
                                                                           1,910
                                                                 ---------------
FOOD PRODUCTS - 0.2%
               390  Archer-Daniels-Midland Co.,
                    5.375%, 9/15/35(3)                                       367
               700  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-8/18/05,
                    Cost $687)(6)                                            679
                                                                 ---------------
                                                                           1,046
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
               710  Baxter Financial Corp., 4.75%,
                    10/15/10 (Acquired 9/28/05,
                    Cost $708)(6)                                            698
               710  Beckman Coulter, Inc.,
                    7.45%, 3/4/08                                            742
                                                                 ---------------
                                                                           1,440
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
               600  Mandalay Resort Group,
                    6.45%, 2/1/06(3)                                         600
             1,250  MGM Mirage, 6.00%, 10/1/09(3)                          1,250
               730  Yum! Brands Inc.,
                    8.875%, 4/15/11                                          835
                                                                 ---------------
                                                                           2,685
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
               550  D.R. Horton Inc.,
                    7.875%, 8/15/11                                          598
               370  KB Home, 6.375%, 8/15/11(3)                              372
                                                                 ---------------
                                                                             970
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
             1,590  General Electric Co.,
                    5.00%, 2/1/13                                          1,580
                                                                 ---------------
INSURANCE - 0.5%
               750  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $749)(6)                                            736
               750  Genworth Financial Inc.,
                    5.75%, 6/15/14                                           772
               400  Genworth Financial Inc.,
                    4.95%, 10/1/15                                           387
               750  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $750)(6)                                            733
               450  Prudential Financial Inc.,
                    5.40%, 6/13/35                                           426
                                                                 ---------------
                                                                           3,054
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(1)
               200  IAC/InterActiveCorp,
                    7.00%, 1/15/13(3)                                        208
                                                                 ---------------
MACHINERY - 0.2%
               440  Dover Corp., 5.375%, 10/15/35                            424
               830  John Deere Capital Corp.,
                    4.50%, 8/25/08                                           819
                                                                 ---------------
                                                                           1,243
                                                                 ---------------
MEDIA - 0.6%
               131  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                           150
             1,500  Comcast Corp., 5.50%, 3/15/11                          1,504
             1,065  Cox Communications Inc.,
                    4.625%, 1/15/10                                        1,029
               550  News America Holdings,
                    7.75%, 1/20/24                                           612
               750  Reed Elsevier Capital Inc.,
                    4.625%, 6/15/12                                          714
                                                                 ---------------
                                                                           4,009
                                                                 ---------------
METALS & MINING - 0.1%
               560  Alcan Inc., 4.50%, 5/15/13                               531
                                                                 ---------------
MULTI-UTILITIES - 0.3%
               750  Dominion Resources Inc.,
                    4.125%, 2/15/08                                          735
               420  Dominion Resources Inc.,
                    4.75%, 12/15/10                                          409
               690  Nisource Finance Corp.,
                    5.25%, 9/15/17                                           666
               430  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                            439
                                                                 ---------------
                                                                           2,249
                                                                 ---------------
MULTILINE RETAIL - 0.2%
               350  May Department Stores Co. (The),
                    3.95%, 7/15/07                                           344
               850  May Department Stores Co. (The),
                    4.80%, 7/15/09                                           837
                                                                 ---------------
                                                                           1,181
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION(1)
               300  Pemex Project Funding Master
                    Trust, 5.75%, 12/15/15(5)                                297
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
               800  Devon Energy Corp.,
                    2.75%, 8/1/06                                            790
             1,100  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                          1,080
               360  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                          372
               260  Nexen Inc., 5.875%, 3/10/35                              254
               860  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                    892
               580  XTO Energy Inc., 5.30%, 6/30/15                          577
                                                                 ---------------
                                                                           3,965
                                                                 ---------------
PHARMACEUTICALS - 0.1%
               400  Schering-Plough Corp., VRN,
                    5.55%, 2/1/06                                            404

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
               480  Teva Pharmaceutical
                    Finance LLC, 6.15%, 2/1/36                               484
                                                                 ---------------
                                                                             888
                                                                 ---------------
REAL ESTATE - 0.1%
               380  ERP Operating L.P.,
                    5.125%, 3/15/16(3)                                       370
                                                                 ---------------
ROAD & RAIL - 0.2%
               800  Canadian National Railway Co.,
                    6.25%, 8/1/34                                            876
                23  Norfolk Southern Corp.,
                    7.80%, 5/15/27                                            29
               577  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                           569
                                                                 ---------------
                                                                           1,474
                                                                 ---------------
SOFTWARE - 0.3%
               620  Computer Associates
                    International Inc., 4.75%, 12/1/09
                    (Acquired 12/9/04, Cost $629)(6)                         605
             1,540  Oracle Corp./Ozark Holding Inc.,
                    5.00%, 1/15/11 (Acquired
                    1/10/06, Cost $1,534)(6)                               1,529
                                                                 ---------------
                                                                           2,134
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
             1,190  Nextel Communications Inc.,
                    5.95%, 3/15/14                                         1,200
                                                                 ---------------
TOTAL CORPORATE BONDS                                                     60,894
(Cost $61,398)                                                   ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 6.2%
             2,050  FHLMC, 4.625%, 2/1/08                                  2,045
             2,700  FHLMC, 4.75%, 10/17/08                                 2,683
             7,470  FHLMC, 4.90%, 11/3/08                                  7,439
            10,000  FHLMC, 7.00%, 3/15/10(3)                              10,813
             8,840  FNMA, 5.25%, 4/15/07(7)                                8,884
             3,800  FNMA, 6.625%, 9/15/09                                  4,031
             2,600  FNMA, 6.00%, 5/15/11                                   2,744
             2,600  FNMA, 6.125%, 3/15/12                                  2,777
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                   41,416
(Cost $41,789)                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(4) - 5.5%
            16,270  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.73%, 2/1/06                                            380
             3,950  Bank of America Mortgage
                    Securities, Series 2004 F,
                    Class 2A5, VRN, 4.16%, 2/1/06                          3,830
             3,250  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                              3,154
            19,000  Bear Stearns Commercial
                    Mortgage Securities
                    STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.81%, 2/1/06                                            672

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
               364  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 4.60%, 2/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps, Final
                    Maturity 7/15/08 (Acquired
                    8/19/04-9/30/04, Cost $364)(6)                           364
               905  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    4.57%, 2/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps
                    (Acquired 3/18/05, Cost $905)(6)                         905
             1,500  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    4.62%, 2/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps, Final
                    Maturity 11/15/17 (Acquired
                    11/18/05, Cost $1,500)(6)                              1,501
               413  FHLMC REMIC, Series 77,
                    Class H, 8.50%, 9/15/20                                  413
             2,237  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                        2,218
               984  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                            979
             3,500  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                           3,413
             2,700  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                    2,605
             1,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 2/13/06                                      987
             3,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    4.65%, 7/30/30                                         2,912
             1,656  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    4.57%, 2/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $1,656)(6)                               1,657
               252  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                                 253
             2,343  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 4.57%,
                    2/15/06, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps, Final Maturity 1/15/18
                    (Acquired 3/24/05,
                    Cost $2,343)(6)                                        2,344
             2,150  Washington Mutual, Inc.,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34                                         2,064
             1,800  Washington Mutual, Inc.,
                    Series 2004 AR9, Class A6,
                    4.28%, 8/25/34                                         1,748
             2,600  Washington Mutual, Inc.,
                    Series 2004 AR9, Class A7, VRN,
                    4.18%, 2/1/06                                          2,526
             1,375  Washington Mutual, Series 2005
                    AR11, Class A1C1, VRN, 4.73%,
                    2/25/06, resets monthly off the
                    1-month LIBOR plus 0.20% with
                    a cap of 10.50%                                        1,374
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                 36,299
(Cost $37,025)                                                   ---------------

U.S. TREASURY SECURITIES - 5.0%
             6,200  U.S. Treasury Bonds,
                    8.125%, 8/15/19                                        8,305
             2,400  U.S. Treasury Bonds,
                    8.00%, 11/15/21(3)                                     3,265
             6,400  U.S. Treasury Bonds,
                    6.25%, 8/15/23(3)                                      7,536
               800  U.S. Treasury Bonds,
                    6.125%, 11/15/27(3)                                      950
             7,064  U.S. Treasury Bonds,
                    6.25%, 5/15/30(3)                                      8,616
             3,300  U.S. Treasury Notes,
                    4.25%, 10/15/10(3)                                     3,265

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
             1,300  U.S. Treasury Notes, 4.50%,
                    11/15/10(3)                                            1,300
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                            33,237
(Cost $33,008)                                                   ---------------

ASSET-BACKED SECURITIES(4) - 1.9%
                33  ABSC Net Interest Margin,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34 (Acquired
                    6/22/04, Cost $33)(6)                                     33
                20  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $20)(6)                                              20
                22  Argent Net Interest Margin,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $22)(6)                                              22
                17  Argent Net Interest Margin,
                    Series 2004 WN10, Class A,
                    4.21%, 11/25/34 (Acquired
                    10/19/04, Cost $17)(6)                                    17
                23  Asset Backed Funding Corp.
                    Net Interest Margin, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                            23
             2,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 4.53%, 2/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                          2,002
             1,825  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 4.54%,
                    2/15/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps, Final Maturity 10/15/18                       1,827
                30  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                                 30
                31  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04, Cost $31)(6)                          31
             1,692  Countrywide Asset-Backed
                    Certificates, Series 2005-7,
                    Class 3AV1, VRN, 4.65%, 2/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps                          1,693
             2,010  Countrywide Asset-Backed
                    Certificates, Series 2005-8,
                    Class 2A1, VRN, 4.66%, 2/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps                          2,012
                18  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    4.69%, 2/27/06, resets monthly
                    off the 1-month LIBOR plus
                    0.16% with no caps                                        18
                36  Finance America Net Interest
                    Margin, Series 2004-1, Class A,
                    5.25%, 6/27/34                                            36
               823  First Franklin Mortgage Loan
                    Asset Backed Certificates,
                    Series 2005 FF4, Class 2A1, VRN,
                    4.61%, 2/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                                       823
                33  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $33)(6)                                              33
                26  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $26)(6)                                     26
               145  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $145)(6)                                            145
                25  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    4.72%, 2/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.19% with a cap of 11.00%                                25
             1,398  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    4.65%, 2/27/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                             1,399

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
             1,521  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    4.62%, 2/27/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                             1,522
               511  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 4.70%, 2/27/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%, Final Maturity 5/25/27                           512
               300  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                           291
                14  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired 8/5/04,
                    Cost $14)(6)                                              14
                43  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $43)(6)                                              42
                14  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost $14)(6)                            14
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                             12,610
(Cost $12,611)                                                   ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.4%
               810  Province of Quebec,
                    5.00%, 7/17/09                                           815
               910  Republic of Italy,
                    4.00%, 6/16/08                                           893
               590  United Mexican States,
                    5.875%, 1/15/14(3)                                       608
               180  United Mexican States,
                    6.75%, 9/27/34(3)                                        193
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                     2,509
(Cost $2,529)                                                    ---------------

MUNICIPAL SECURITIES - 0.1%
               800  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                            777
                                                                 ---------------
(Cost $804)

TEMPORARY CASH INVESTMENTS - 4.0%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 4.00%, 11/15/12, valued at $27,067),
in a joint trading account at 4.32%,
dated 1/31/06, due 2/1/06
(Delivery value $26,503)(7)                                               26,500
                                                                 ---------------
(Cost $26,500)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(8) - 12.3%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 4.50%,
dated 1/31/06, due 2/1/06
(Delivery value $81,959)                                                  81,949
                                                                 ---------------
(Cost $81,949)

TOTAL INVESTMENT SECURITIES - 115.5%                                     766,929
                                                                 ---------------
(Cost $705,422)

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (15.5)%                                 (103,001)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     663,928
                                                                 ===============

FUTURES CONTRACTS*
                                Expiration    Underlying Face      Unrealized
Contracts Sold                     Date       Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
1  U.S. Treasury 10-Year Note   March 2006         $108                $-
                                             ===================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
REMIC = Real Estate Mortgage Investment Conduit
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective January 31, 2006.
(1) Category is less than 0.05% of total net assets.
(2) Non-income producing.
(3) Security, or a portion thereof, was on loan as of January 31, 2006. The aggregate value of securities on loan at January 31, 2006 was $90,433 (in thousands).
(4) Final maturity indicated, unless otherwise noted.
(5) Forward commitment.
(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at January 31, 2006, was $16,126
    (in thousands), which represented 2.4% of total net assets.
(7) Security, or a portion thereof, has been segregated for a forward commitment and/or futures contract.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $707,358
                                                                 ===============
Gross tax appreciation of investments                                  $ 66,638
Gross tax depreciation of investments                                    (7,067)
                                                                 ---------------
Net tax appreciation of investments                                    $ 59,571
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL GROWTH FUND
JANUARY 31, 2006

[american century investments logo and text logo]

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
AEROSPACE & DEFENSE - 2.9%
               566  Rockwell Collins                               $      26,557
             1,180  United Technologies Corp.                             68,876
                                                                 ---------------
                                                                          95,433
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.0%
               871  United Parcel Service, Inc. Cl B                      65,247
                                                                 ---------------
BEVERAGES - 3.1%
             1,781  PepsiCo, Inc.                                        101,838
                                                                 ---------------
BIOTECHNOLOGY - 3.6%
               854  Amgen Inc.(1)                                         62,248
               140  Genentech, Inc.(1)                                    12,029
               532  Genzyme Corp.(1)                                      37,740
               111  United Therapeutics Corp.(1)                           7,178
                                                                 ---------------
                                                                         119,195
                                                                 ---------------
CAPITAL MARKETS - 1.4%
               293  Franklin Resources, Inc.                              28,860
               361  Northern Trust Corp.                                  18,848
                                                                 ---------------
                                                                          47,708
                                                                 ---------------
CHEMICALS - 2.3%
               726  Monsanto Co.                                          61,427
               152  Potash Corp. of Saskatchewan                          13,678
                                                                 ---------------
                                                                          75,105
                                                                 ---------------
COMMERCIAL BANKS - 2.1%
             1,098  Wells Fargo & Co.                                     68,471
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.6%
               889  Corning Inc.(1)                                       21,647
               920  QUALCOMM Inc.                                         44,124
               511  Scientific-Atlanta, Inc.                              21,850
                                                                 ---------------
                                                                          87,621
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.0%
               331  Apple Computer, Inc.(1)                               24,994
             2,623  EMC Corp.(1)                                          35,148
             1,522  Hewlett-Packard Co.                                   47,456
               999  Seagate Technology                                    26,054
                                                                 ---------------
                                                                         133,652
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.9%
             1,198  American Express Co.                                  62,835
                                                                 ---------------
CONTAINERS & PACKAGING - 0.8%
             1,349  Crown Holdings Inc.(1)                                25,240
                                                                 ---------------
DIVERSIFIED - 0.8%
               487  iShares Russell 1000 Growth
                    Index Fund                                            25,202
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.0%
               873  Emerson Electric Co.                                  67,614
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
             1,472  Agilent Technologies, Inc.(1)                         49,916
               730  Jabil Circuit, Inc.(1)                                29,492
                                                                 ---------------
                                                                          79,408
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.6%
               654  Cooper Cameron Corp.(1)                               31,647
               423  Schlumberger Ltd.                                     53,911
                                                                 ---------------
                                                                          85,558
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
               993  CVS Corp.                                             27,566
                                                                 ---------------
FOOD PRODUCTS - 2.7%
             1,624  Archer-Daniels-Midland Co.                            51,156
               158  Delta and Pine Land Company                            3,719
               715  General Mills, Inc.                                   34,756
                                                                 ---------------
                                                                          89,631
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.8%
               988  Baxter International, Inc.                            36,408
               896  Becton Dickinson & Co.                                58,061
               542  Edwards Lifesciences
                    Corporation(1)                                        23,273
             1,033  Medtronic, Inc.                                       58,334
             1,023  St. Jude Medical, Inc.(1)                             50,260
                                                                 ---------------
                                                                         226,336
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.6%
               362  Caremark Rx Inc.(1)                                   17,847
               680  Express Scripts, Inc.(1)                              62,076
               133  UnitedHealth Group Incorporated                        7,903
               387  WellPoint Inc.(1)                                     29,722
                                                                 ---------------
                                                                         117,548
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
               628  Royal Caribbean Cruises Ltd.                          25,685
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.9%
             2,160  Procter & Gamble Co. (The)                           127,937
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.8%
             3,834  General Electric Co.                                 125,584
               786  Textron Inc.                                          66,386
                                                                 ---------------
                                                                         191,970
                                                                 ---------------
INSURANCE - 2.0%
               731  American International Group, Inc.                    47,851
               304  Endurance Specialty Holdings Ltd.                     10,011
               146  PartnerRe Ltd.(1)                                      9,020
                                                                 ---------------
                                                                          66,882
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.7%
                86  Google Inc. Cl A(1)                                   37,259
               605  Yahoo! Inc.(1)                                        20,776
                                                                 ---------------
                                                                          58,035
                                                                 ---------------
IT SERVICES - 3.1%
             1,106  Accenture Ltd. Cl A                                   34,873
               267  DST Systems, Inc.(1)                                  15,128
             1,108  Electronic Data Systems Corp.                         27,911
               295  Paychex, Inc.                                         10,723
               520  VeriFone Holdings Inc.(1)                             13,270
                                                                 ---------------
                                                                         101,905
                                                                 ---------------
MEDIA - 0.3%
               115  Getty Images Inc.(1)                                   9,390
                                                                 ---------------
METALS & MINING - 0.6%
               297  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                       19,082
                                                                 ---------------
MULTILINE RETAIL - 2.8%
               664  J.C. Penney Co. Inc.                                  37,051
               993  Target Corporation                                    54,367
                                                                 ---------------
                                                                          91,418
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.1%
               475  Anadarko Petroleum Corp.                              51,215
               692  Apache Corp.                                          52,266
                                                                 ---------------
                                                                         103,481
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.8%
               429  Barr Pharmaceuticals Inc.(1)                          28,134
               683  Novartis AG ORD                                       37,492
               324  Novo Nordisk AS Cl B ORD                              18,142
               262  Roche Holding AG ORD                                  41,384
                                                                 ---------------
                                                                         125,152
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
               688  Broadcom Corp. Cl A(1)                                46,921
             1,726  Freescale Semiconductor Inc.
                    Cl B(1)                                               43,582
               607  Lam Research Corp.(1)                                 28,183
               430  Marvell Technology Group Ltd.(1)                      29,421
               811  Maxim Integrated Products, Inc.                       33,283
             1,070  National Semiconductor Corp.                          30,185
             1,010  Novellus Systems, Inc.(1)                             28,634
                                                                 ---------------
                                                                         240,209
                                                                 ---------------
SOFTWARE - 6.9%
               852  BMC Software Inc.(1)                                  18,829
               353  Cadence Design Systems Inc.(1)                         6,234
               707  Citrix Systems, Inc.(1)                               21,804
               398  Electronic Arts Inc.(1)                               21,723
             4,999  Microsoft Corporation                                140,721
               628  Red Hat Inc.(1)                                       18,181
                                                                 ---------------
                                                                         227,492
                                                                 ---------------
SPECIALTY RETAIL - 4.1%
               690  AnnTaylor Stores Corporation(1)                       22,991
               865  Chico's FAS, Inc.(1)                                  37,679
                72  Dress Barn Inc.(1)                                     3,322
               649  Foot Locker, Inc.                                     14,745
                79  Guess?, Inc.(1)                                        3,352
               709  Payless ShoeSource, Inc.(1)                           17,271
               559  Ross Stores, Inc.                                     15,932
               500  Williams-Sonoma, Inc.(1)                              19,890
                                                                 ---------------
                                                                         135,182
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
                49  Carter's, Inc.(1)                                      3,332
                60  Phillips-Van Heusen                                    2,168
               697  Polo Ralph Lauren Corp.                               39,477
                                                                 ---------------
                                                                          44,977
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
               784  American Tower Corp. Cl A(1)                          24,257
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 96.7%                                    3,194,262
                                                                 ---------------
(Cost $2,843,122)

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 3.3%                                      108,065
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   3,302,327
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                                    Unrealized
Contracts to Sell           Settlement Date           Value         Gain (Loss)
--------------------------------------------------------------------------------
58,127  CHF for USD              2/28/06            $45,565            $  29
66,679  DKK for USD              2/28/06             10,869              (18)
                                               ---------------------------------
                                                    $56,434            $  11
                                               =================================
(Value on Settlement Date $56,445)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $2,851,801
                                                                 ===============
Gross tax appreciation of investments                                $  366,564
Gross tax depreciation of investments                                   (24,103)
                                                                 ---------------
Net tax appreciation of investments                                  $  342,461
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL VALUE FUND
JANUARY 31, 2006

[american century investments logo and text logo]

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 0.8%
            62,700  Northrop Grumman Corp.                         $   3,895,551
                                                                 ---------------
AUTO COMPONENTS - 0.4%
            73,800  Lear Corporation                                   1,870,830
                                                                 ---------------
BEVERAGES - 2.1%
           108,900  Coca-Cola Company (The)                            4,506,282
            38,400  Molson Coors Brewing Co.                           2,400,000
           136,300  Pepsi Bottling Group Inc.                          3,952,700
                                                                 ---------------
                                                                      10,858,982
                                                                 ---------------
CAPITAL MARKETS - 4.0%
           141,400  Bank of New York Co., Inc. (The)                   4,497,934
           110,500  Merrill Lynch & Co., Inc.                          8,295,235
           128,900  Morgan Stanley                                     7,920,905
                                                                 ---------------
                                                                      20,714,074
                                                                 ---------------
CHEMICALS - 1.8%
            98,800  du Pont (E.I.) de Nemours & Co.                    3,868,020
            90,800  PPG Industries, Inc.                               5,402,600
                                                                 ---------------
                                                                       9,270,620
                                                                 ---------------
COMMERCIAL BANKS - 9.6%
           366,300  Bank of America Corp.                             16,201,449
            70,100  National City Corp.                                2,396,018
            61,800  PNC Financial Services Group                       4,008,348
           237,500  U.S. Bancorp                                       7,103,625
           160,500  Wachovia Corp.                                     8,800,215
           170,600  Wells Fargo & Co.                                 10,638,616
                                                                 ---------------
                                                                      49,148,271
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
            87,000  R.R. Donnelley & Sons Company                      2,836,200
           116,800  Waste Management, Inc.                             3,688,544
                                                                 ---------------
                                                                       6,524,744
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
           113,100  Avaya Inc.(1)                                      1,193,205
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.1%
           300,200  Hewlett-Packard Co.                                9,360,236
            80,100  International Business
                    Machines Corp.                                     6,512,130
                                                                 ---------------
                                                                      15,872,366
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 1.5%
            60,700  Standard and Poor's 500
                    Depositary Receipt                                 7,747,141
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 7.0%
           496,100  Citigroup Inc.                                    23,108,338
           314,400  J.P. Morgan Chase & Co.                           12,497,400
                                                                 ---------------
                                                                      35,605,738
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.8%
           328,848  AT&T Inc.                                          8,533,606
           203,200  BellSouth Corp.                                    5,846,064
           162,700  Verizon Communications                             5,151,082
                                                                 ---------------
                                                                      19,530,752
                                                                 ---------------
ELECTRIC UTILITIES - 3.0%
           153,800  Exelon Corporation                                 8,831,196
           212,800  PPL Corporation                                    6,411,664
                                                                 ---------------
                                                                      15,242,860
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.7%
           246,900  Kroger Co. (The)(1)                                4,542,960
            84,900  Wal-Mart Stores, Inc.                              3,914,739
                                                                 ---------------
                                                                       8,457,699
                                                                 ---------------
FOOD PRODUCTS - 2.3%
           114,400  H.J. Heinz Company                                 3,882,736
           156,800  Sara Lee Corp.                                     2,866,304
            67,700  Unilever N.V. New York Shares                      4,752,540
                                                                 ---------------
                                                                      11,501,580
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.5%
            52,900  HCA Inc.                                           2,596,332
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
           178,200  McDonald's Corporation                             6,238,782
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
           140,000  Newell Rubbermaid Inc.                             3,309,600
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.1%
           171,100  General Electric Co.                               5,603,525
           194,300  Tyco International Ltd.                            5,061,515
                                                                 ---------------
                                                                      10,665,040
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INSURANCE - 6.0%
           120,000  Allstate Corp.                                     6,246,000
           110,800  American International Group, Inc.                 7,252,968
            75,400  Hartford Financial Services
                    Group Inc. (The)                                   6,200,142
            43,000  Loews Corp.                                        4,243,670
            93,400  Marsh & McLennan
                    Companies, Inc.                                    2,838,426
            69,500  Torchmark Corp.                                    3,898,950
                                                                 ---------------
                                                                      30,680,156
                                                                 ---------------
IT SERVICES - 1.2%
            52,800  Computer Sciences Corp.(1)                         2,676,960
            81,800  Fiserv, Inc.(1)                                    3,597,564
                                                                 ---------------
                                                                       6,274,524
                                                                 ---------------
MACHINERY - 3.2%
            53,800  Deere & Co.                                        3,860,688
            85,100  Dover Corp.                                        3,908,643
           108,800  Ingersoll-Rand Company Cl A                        4,272,576
            54,200  Parker-Hannifin Corp.                              4,106,734
                                                                 ---------------
                                                                      16,148,641
                                                                 ---------------
MEDIA - 3.5%
            50,150  CBS Corp. Cl B(1)                                  1,310,420
            99,500  Gannett Co., Inc.                                  6,149,100
           481,100  Time Warner Inc.                                   8,433,683
            50,150  Viacom Inc. Cl B                                   2,080,222
                                                                 ---------------
                                                                      17,973,425
                                                                 ---------------
METALS & MINING - 1.4%
           150,200  Alcoa Inc.                                         4,731,300
            25,900  Nucor Corp.                                        2,181,557
                                                                 ---------------
                                                                       6,912,857
                                                                 ---------------
MULTI-UTILITIES - 0.6%
           161,200  NiSource Inc.                                      3,309,436
                                                                 ---------------
MULTILINE RETAIL - 0.6%
           188,000  Dollar General Corp.                               3,177,200
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
           254,900  Xerox Corp.(1)                                     3,647,619
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.9%
            14,800  Anadarko Petroleum Corp.                           1,595,736
           197,700  Chevron Corp.                                     11,739,426
           186,200  ConocoPhillips                                    12,047,140
            22,100  Devon Energy Corporation                           1,507,441
           384,300  Exxon Mobil Corp.                                 24,114,824

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           219,700  Royal Dutch Shell plc Cl A ADR                    14,963,767
                                                                 ---------------
                                                                      65,968,334
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
           102,600  Weyerhaeuser Co.                                   7,157,376
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
            47,400  Avon Products, Inc.                                1,342,368
                                                                 ---------------
PHARMACEUTICALS - 6.5%
           185,800  Abbott Laboratories                                8,017,270
           112,500  Johnson & Johnson                                  6,473,250
            96,100  Merck & Co., Inc.                                  3,315,450
           343,400  Pfizer Inc.                                        8,818,512
           144,700  Wyeth                                              6,692,375
                                                                 ---------------
                                                                      33,316,857
                                                                 ---------------
ROAD & RAIL - 0.2%
            20,600  Norfolk Southern Corp.                             1,026,704
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
           170,800  Intel Corp.                                        3,632,916
                                                                 ---------------
SOFTWARE - 2.4%
           324,200  Microsoft Corporation                              9,126,230
           238,800  Oracle Corp.(1)                                    3,001,716
                                                                 ---------------
                                                                      12,127,946
                                                                 ---------------
SPECIALTY RETAIL - 0.5%
           133,900  Gap, Inc. (The)                                    2,422,251
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
            88,200  Liz Claiborne, Inc.                                3,062,304
            55,900  VF Corp.                                           3,101,332
                                                                 ---------------
                                                                       6,163,636
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.1%
           247,500  Freddie Mac                                       16,795,350
            40,300  MGIC Investment Corp.                              2,660,203
           160,800  Washington Mutual, Inc.                            6,805,056
                                                                 ---------------
                                                                      26,260,609
                                                                 ---------------
TOBACCO - 1.4%
            97,800  Altria Group Inc.                                  7,074,852
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
           179,900  Sprint Nextel Corp.                                4,117,911
                                                                 ---------------
TOTAL COMMON STOCKS                                                  498,979,785
(Cost $431,123,595)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.0%
       $10,000,000  FNMA, 4.35%, 2/1/06(2)                            10,000,000
                                                                 ---------------
(Cost $10,000,000)

TOTAL INVESTMENT SECURITIES - 99.6%                                  508,979,785
                                                                 ---------------
(Cost $441,123,595)

OTHER ASSETS AND LIABILITIES - 0.4%                                    1,982,473
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 510,962,258
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FNMA = Federal National Mortgage Association
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $441,601,287
                                                                 ===============
Gross tax appreciation of investments                              $ 70,810,948
Gross tax depreciation of investments                                (3,432,450)
                                                                 ---------------
Net tax appreciation of investments                                $ 67,378,498
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FOCUSED GROWTH FUND
JANUARY 31, 2006

[american century investments logo and text logo]

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
AEROSPACE & DEFENSE - 4.1%
            14,891  Rockwell Collins                               $         699
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 4.1%
             9,251  United Parcel Service, Inc. Cl B                         693
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
             2,528  Genzyme Corp.(1)                                         179
                                                                 ---------------
CAPITAL MARKETS - 7.4%
             7,483  Franklin Resources, Inc.                                 737
             9,763  Northern Trust Corp.                                     510
                                                                 ---------------
                                                                           1,247
                                                                 ---------------
COMMERCIAL BANKS - 4.0%
            10,708  Wells Fargo & Co.                                        668
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.7%
            18,618  Corning Inc.(1)                                          453
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.5%
            43,803  EMC Corp.(1)                                             587
                                                                 ---------------
CONSUMER FINANCE - 3.7%
            11,756  American Express Co.                                     617
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.3%
             7,059  Schlumberger Ltd.                                        900
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.6%
            16,035  CVS Corp.                                                445
                                                                 ---------------
FOOD PRODUCTS - 0.1%
               267  General Mills, Inc.                                       13
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.1%
            16,069  Edwards Lifesciences
                    Corporation(1)                                           690
            11,945  Medtronic, Inc.                                          675
                                                                 ---------------
                                                                           1,365
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.4%
             8,220  Express Scripts, Inc.(1)                                 750
                                                                 ---------------

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 5.8%
            19,345  General Electric Co.                                     634
             4,147  Textron Inc.                                             350
                                                                 ---------------
                                                                             984
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.7%
            13,302  Yahoo! Inc.(1)                                           457
                                                                 ---------------
IT SERVICES - 3.7%
            17,218  Paychex, Inc.                                            626
                                                                 ---------------
MEDIA - 1.0%
             2,031  Getty Images Inc.(1)                                     166
                                                                 ---------------
MULTILINE RETAIL - 1.1%
             3,415  J.C. Penney Co. Inc.                                     191
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.6%
             3,011  Anadarko Petroleum Corp.                                 325
             8,112  Apache Corp.                                             612
                                                                 ---------------
                                                                             937
                                                                 ---------------
PHARMACEUTICALS - 8.4%
             7,645  Barr Pharmaceuticals Inc.(1)                             501
             3,610  Novartis AG ORD                                          198
             4,524  Roche Holding AG ORD                                     715
                                                                 ---------------
                                                                           1,414
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.2%
            10,449  Broadcom Corp. Cl A(1)                                   712
            26,620  Freescale Semiconductor Inc.
                    Cl B(1)                                                  671
            12,074  National Semiconductor Corp.                             341
                                                                 ---------------
                                                                           1,724
                                                                 ---------------
SOFTWARE - 5.8%
             6,832  BMC Software Inc.(1)                                     151
            26,440  Microsoft Corporation                                    744
             3,031  Red Hat Inc.(1)                                           88
                                                                 ---------------
                                                                             983
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
             9,213  Chico's FAS, Inc.(1)                                     401
                                                                 ---------------

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
             3,594  Polo Ralph Lauren Corp.                                  204
                                                                 ---------------
TOTAL COMMON STOCKS                                                       16,703
(Cost $15,359)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
              $200  FNMA Discount Notes, 4.35%,
                    2/1/06(2)                                                200
                                                                 ---------------
(Cost $200)

TOTAL INVESTMENT SECURITIES - 100.1%                                      16,903
                                                                 ---------------
(Cost $15,559)

OTHER ASSETS AND LIABILITIES - (0.1)%                                       (23)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $      16,880
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                                  Unrealized
Contracts to Sell        Settlement Date         Value            Gain (Loss)
--------------------------------------------------------------------------------
664,898  CHF for USD         2/28/06             $521                 $1
                                            ====================================
(Value on Settlement Date $522)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
FNMA = Federal National Mortgage Association
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                         $15,575
                                                                 ===============
Gross tax appreciation of investments                                   $ 1,478
Gross tax depreciation of investments                                      (150)
                                                                 ---------------
Net tax appreciation of investments                                     $ 1,328
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FUNDAMENTAL EQUITY FUND
JANUARY 31, 2006

[american century investments logo and text logo]

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
AEROSPACE & DEFENSE - 1.7%
             2,384  NCI Inc. Cl A(1)                               $      32,565
             1,842  United Technologies Corp.                            107,518
                                                                 ---------------
                                                                         140,083
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.7%
               767  United Parcel Service, Inc. Cl B                      57,456
                                                                 ---------------
AUTO COMPONENTS - 0.5%
               854  Autoliv, Inc.                                         41,837
                                                                 ---------------
BEVERAGES - 1.6%
             1,383  Coca-Cola Company (The)                               57,229
             1,327  PepsiCo, Inc.                                         75,877
                                                                 ---------------
                                                                         133,106
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
               560  Amgen Inc.(1)                                         40,818
                                                                 ---------------
CAPITAL MARKETS - 4.6%
               711  Goldman Sachs Group, Inc. (The)                      100,429
             2,404  Merrill Lynch & Co., Inc.                            180,468
             1,511  Morgan Stanley                                        92,851
                                                                 ---------------
                                                                         373,748
                                                                 ---------------
CHEMICALS - 2.5%
             4,000  Calumet Specialty Products
                    Partners L.P.(1)                                      94,800
             1,242  du Pont (E.I.) de Nemours & Co.                       48,624
               669  Monsanto Co.                                          56,604
                                                                 ---------------
                                                                         200,028
                                                                 ---------------
COMMERCIAL BANKS - 2.2%
             4,080  Bank of America Corp.                                180,458
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
             2,909  Republic Services, Inc. Cl A                         110,106
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.7%
             4,139  Cisco Systems Inc.(1)                                 76,861
             1,531  Motorola, Inc.                                        34,769
               582  QUALCOMM Inc.                                         27,913
                                                                 ---------------
                                                                         139,543
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
             2,381  Dell Inc.(1)                                          69,788

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,156  EMC Corp.(1)                                          42,290
                                                                 ---------------
                                                                         112,078
                                                                 ---------------
CONSUMER FINANCE - 1.0%
             1,533  SLM Corporation                                       85,787
                                                                 ---------------
DIVERSIFIED - 1.8%
             1,124  Standard and Poor's 500
                    Depositary Receipt                                   143,456
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.4%
               535  Apollo Group Inc. Cl A(1)                             29,783
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.4%
             4,554  Citigroup Inc.                                       212,125
             3,834  J.P. Morgan Chase & Co.                              152,402
                                                                 ---------------
                                                                         364,527
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.8%
               529  Schlumberger Ltd.                                     67,421
               981  Transocean Inc.(1)                                    79,608
                                                                 ---------------
                                                                         147,029
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
             1,142  Sysco Corp.                                           35,037
             1,133  Wal-Mart Stores, Inc.                                 52,242
               751  Walgreen Co.                                          32,503
                                                                 ---------------
                                                                         119,782
                                                                 ---------------
FOOD PRODUCTS - 1.3%
             2,175  General Mills, Inc.                                  105,727
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
             1,795  Medtronic, Inc.                                      101,364
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.0%
             1,018  Aetna Inc.                                            98,542
             1,709  IMS Health Inc.                                       42,041
             2,189  Laboratory Corporation of
                    America Holdings(1)                                  128,385
             1,040  UnitedHealth Group Incorporated                       61,797
                                                                 ---------------
                                                                         330,765
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.5%
             1,905  Carnival Corporation                                  98,602
                 5  Chipotle Mexican Grill Inc. Cl A(1)                      238
               825  Harrah's Entertainment, Inc.                          60,720

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
               925  Yum! Brands, Inc.                                     45,760
                                                                 ---------------
                                                                         205,320
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.7%
               927  Colgate-Palmolive Co.                                 50,883
             1,470  Procter & Gamble Co. (The)                            87,068
                                                                 ---------------
                                                                         137,951
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.6%
             3,668  General Electric Co.                                 120,127
             3,654  Tyco International Ltd.                               95,187
                                                                 ---------------
                                                                         215,314
                                                                 ---------------
INSURANCE - 9.2%
             1,874  Ace, Ltd.                                            102,602
             1,391  Ambac Financial Group, Inc.                          106,843
             2,236  American International Group, Inc.                   146,368
                28  Berkshire Hathaway Inc. Cl B(1)                       82,096
             2,799  Genworth Financial Inc. Cl A                          91,695
             2,037  Old Republic International Corp.                      43,694
             1,678  Prudential Financial Inc.                            126,421
             1,201  St. Paul Travelers
                    Companies, Inc. (The)                                 54,501
                                                                 ---------------
                                                                         754,220
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
             1,006  eBay Inc.(1)                                          43,359
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
             2,000  Traffic.com Inc.(1)                                   24,000
             1,778  VeriSign, Inc.(1)                                     42,228
                                                                 ---------------
                                                                          66,228
                                                                 ---------------
IT SERVICES - 3.8%
             4,907  Accenture Ltd. Cl A                                  154,718
             3,475  First Data Corp.                                     156,722
                                                                 ---------------
                                                                         311,440
                                                                 ---------------
MEDIA - 1.6%
             3,061  Disney (Walt) Co.                                     77,474
             1,011  WPP Group plc ADR                                     56,181
                                                                 ---------------
                                                                         133,655
                                                                 ---------------
METALS & MINING - 0.7%
               896  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                     57,568
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 11.4%
               843  Amerada Hess Corp.                                   130,496
             1,899  Chesapeake Energy Corp.                               66,541
             1,294  Chevron Corp.                                         76,838
             1,172  ConocoPhillips                                        75,828
             4,966  Exxon Mobil Corp.                                    311,618
             3,677  International Coal Group Inc.(1)                      37,211
             1,034  Kinder Morgan, Inc.                                   99,523
             3,500  Linn Energy LLC(1)                                    73,500
             3,200  Regency Energy Partners L.P.(1)                       63,392
                                                                 ---------------
                                                                         934,947
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.7%
             2,976  Bowater Inc.                                          81,364
             6,239  Buckeye Technologies Inc.(1)                          58,771
                                                                 ---------------
                                                                         140,135
                                                                 ---------------
PHARMACEUTICALS - 5.3%
             1,300  Abbott Laboratories                                   56,095
               857  American Pharmaceutical
                    Partners Inc.(1)                                      28,641
             2,018  Johnson & Johnson                                    116,116
             2,563  Novartis AG ADR                                      141,374
             3,645  Pfizer Inc.                                           93,604
                                                                 ---------------
                                                                         435,830
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
             2,013  Analog Devices, Inc.                                  80,057
             5,343  Kulicke and Soffa
                    Industries, Inc.(1)                                   59,788
             2,482  Linear Technology Corp.                               92,355
             1,194  Texas Instruments Inc.                                34,901
                                                                 ---------------
                                                                         267,101
                                                                 ---------------
SOFTWARE - 3.9%
             8,050  Microsoft Corporation                                226,608
             7,078  Oracle Corp.(1)                                       88,970
                                                                 ---------------
                                                                         315,578
                                                                 ---------------
SPECIALTY RETAIL - 6.4%
             1,118  Best Buy Co., Inc.                                    56,638
             4,058  Gap, Inc. (The)                                       73,409
               776  Guitar Center, Inc.(1)                                41,656
             1,690  Home Depot, Inc.                                      68,530
             3,899  Michaels Stores, Inc.                                131,123
             1,666  Sherwin-Williams Co.                                  88,131
             2,456  TJX Companies, Inc. (The)                             62,702
                                                                 ---------------
                                                                         522,189
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
             1,640  NIKE, Inc. Cl B                                      132,758
                                                                 ---------------
TOBACCO - 1.0%
             1,149  Altria Group Inc.                                     83,119
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 2.6%
             9,200  H&E Equipment Services, Inc.(1)                      212,520
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
             4,362  Sprint Nextel Corp.                                   99,846
                                                                 ---------------
TOTAL COMMON STOCKS                                                    8,026,559
(Cost $7,725,112)                                                ---------------

TEMPORARY CASH INVESTMENTS - 6.1%
          $500,000  FNMA, 4.35%, 2/1/06(2)                               500,000
                                                                 ---------------
(Cost $500,000)

TOTAL INVESTMENT SECURITIES - 104.0%                                   8,526,559
                                                                 ---------------
(Cost $8,225,112)

OTHER ASSETS AND LIABILITIES - (4.0)%                                  (330,045)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   8,196,514
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FNMA = Federal National Mortgage Association
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $8,237,825
                                                                 ===============
Gross tax appreciation of investments                                $  409,708
Gross tax depreciation of investments                                  (120,974)
                                                                 ---------------
Net tax appreciation of investments                                  $  288,734
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GIFTRUST(reg.sm) FUND
JANUARY 31, 2006

[american century investments logo and text logo]

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 4.2%
           352,308  BE Aerospace, Inc.(1)(2)                       $       7,406
           647,600  Precision Castparts Corp.                             32,347
           114,164  Rockwell Collins                                       5,357
                                                                 ---------------
                                                                          45,110
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.2%
           129,300  Ryder System, Inc.                                     5,780
           171,108  UTI Worldwide Inc.                                    17,920
                                                                 ---------------
                                                                          23,700
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
           109,800  Gilead Sciences, Inc.(1)                               6,684
                                                                 ---------------
CAPITAL MARKETS - 2.6%
           402,789  Lazard Ltd. Cl A(2)                                   14,444
            98,600  Legg Mason, Inc.                                      12,788
                                                                 ---------------
                                                                          27,232
                                                                 ---------------
CHEMICALS - 1.5%
           190,600  Monsanto Co.                                          16,127
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
           113,500  Monster Worldwide Inc.(1)                              4,842
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.2%
           476,451  Apple Computer, Inc.(1)                               35,976
           189,100  Electronics for Imaging, Inc.(1)(2)                    5,229
            89,112  Intergraph Corp.(1)                                    3,405
                                                                 ---------------
                                                                          44,610
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 6.3%
           199,338  Chicago Bridge & Iron Company
                    New York Shares                                        6,150
         1,129,000  Chiyoda Corporation ORD                               29,050
           645,500  Foster Wheeler Ltd.(1)                                31,790
                                                                 ---------------
                                                                          66,990
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.9%
           193,066  Cemex SA de CV ADR                                    12,739
            29,451  Eagle Materials Inc.                                   4,797
            41,400  Lafarge North America Inc.                             2,551
                                                                 ---------------
                                                                          20,087
                                                                 ---------------
CONSUMER FINANCE - 0.5%
            22,510  ORIX Corporation ORD                                   5,821
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
            96,900  Daktronics Inc.(2)                                     2,945
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 12.3%
           332,200  Aker Kvaerner ASA ORD(1)                              22,819
           327,914  Cooper Cameron Corp.(1)                               15,868
           286,300  Diamond Offshore Drilling, Inc.(2)                    24,298
           491,496  National Oilwell Varco, Inc.(1)                       37,389
           137,100  Technip SA ORD                                         9,311
            10,832  TETRA Technologies, Inc.(1)(2)                           430
           458,800  Weatherford International Ltd.(1)                     20,545
                                                                 ---------------
                                                                         130,660
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
         2,703,258  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                          15,737
                                                                 ---------------
FOOD PRODUCTS - 0.6%
           203,579  Archer-Daniels-Midland Co.                             6,413
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
           123,982  Dade Behring Holdings Inc.                             4,851
            54,700  Hologic, Inc.(1)(2)                                    2,815
           163,400  ResMed Inc.(1)(2)                                      6,444
           150,300  Varian Medical Systems, Inc.(1)                        9,050
                                                                 ---------------
                                                                          23,160
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.3%
           181,422  Aetna Inc.                                            17,562
           224,411  Covance Inc.(1)                                       12,749
           346,000  Humana Inc.(1)                                        19,296
           219,453  Omnicare, Inc.                                        10,907
            63,529  Pharmaceutical Product
                    Development, Inc.                                      4,395
            79,600  Radiation Therapy
                    Services Inc.(1)(2)                                    2,380
                                                                 ---------------
                                                                          67,289
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.4%
           137,723  Chipotle Mexican Grill Inc.
                    Cl A(1)(2)                                             6,545
            68,600  Harrah's Entertainment, Inc.                           5,049
           249,300  Hilton Hotels Corporation                              6,215
           357,800  International Game Technology                         12,802
           291,100  Pinnacle Entertainment Inc.(1)(2)                      8,390
           282,529  Station Casinos Inc.                                  18,886
                                                                 ---------------
                                                                          57,887
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
         1,770,900  Corporacion GEO SA de CV,
                    Series B ORD(1)                                        6,102
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
INSURANCE - 1.8%
           146,800  AON Corp.                                              5,023
            97,600  Berkley (W.R.) Corp.                                   4,821
           309,767  HCC Insurance Holdings, Inc.                           9,622
                                                                 ---------------
                                                                          19,466
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.7%
            83,585  NutriSystem, Inc.(1)(2)                                4,088
           140,558  Priceline.com Inc.(1)                                  3,099
                                                                 ---------------
                                                                           7,187
                                                                 ---------------
IT SERVICES - 2.7%
           372,300  Alliance Data Systems Corp.(1)(2)                     15,730
           319,727  Satyam Computer
                    Services Ltd. ADR                                     12,533
                                                                 ---------------
                                                                          28,263
                                                                 ---------------
MACHINERY - 3.1%
           114,746  JLG Industries Inc.(2)                                 6,251
           136,821  Joy Global Inc.                                        7,394
           284,972  Manitowoc Co.(2)                                      18,951
                                                                 ---------------
                                                                          32,596
                                                                 ---------------
MEDIA - 1.1%
           213,260  Focus Media
                    Holding Ltd. ADR(1)(2)                                11,642
                                                                 ---------------
METALS & MINING - 3.7%
           197,600  Alcan Inc.                                             9,641
            21,091  Century Aluminum Co.(1)(2)                               719
           241,611  Oregon Steel Mills, Inc.(1)(2)                         9,947
           118,900  Phelps Dodge Corp.                                    19,083
                                                                 ---------------
                                                                          39,390
                                                                 ---------------
MULTI-UTILITIES - 0.5%
           106,900  Sempra Energy                                          5,137
                                                                 ---------------
MULTILINE RETAIL - 0.8%
           529,000  Takashimaya Co. Ltd. ORD                               8,275
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.9%
           112,400  Peabody Energy Corp.(2)                               11,185
           697,400  Southwestern Energy Company(1)                        30,086
                                                                 ---------------
                                                                          41,271
                                                                 ---------------
PHARMACEUTICALS - 1.6%
            72,300  Adams Respiratory
                    Therapeutics Inc.(1)                                   3,122
            40,600  Barr Pharmaceuticals Inc.(1)                           2,663

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
            30,500  Schwarz Pharma AG ORD                                  1,942
           160,600  Shire plc                                              2,582
           130,900  Shire plc ADR                                          6,380
                                                                 ---------------
                                                                          16,689
                                                                 ---------------
REAL ESTATE - 0.9%
           108,000  Urban Corp. ORD                                       10,048
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
           145,350  Atheros Communications, Inc.(1)                        2,856
           289,100  ATI Technologies Inc.(1)(2)                            5,160
           138,767  Brooks Automation, Inc.(1)                             2,340
         1,153,625  Cypress Semiconductor
                    Corp.(1)(2)                                           19,530
           336,330  Intersil Corp. Cl A                                    9,774
           153,389  Microsemi Corporation(1)(2)                            4,669
           298,252  OmniVision
                    Technologies, Inc.(1)(2)                               7,525
           337,500  Trident Microsystems, Inc.(1)(2)                       8,816
                                                                 ---------------
                                                                          60,670
                                                                 ---------------
SOFTWARE - 1.8%
           137,300  Adobe Systems Inc.                                     5,454
           160,800  Business Objects SA ADR(1)                             6,673
           100,200  Micros Systems, Inc.(1)(2)                             4,624
            63,788  Transaction Systems
                    Architects, Inc.(1)(2)                                 2,104
                                                                 ---------------
                                                                          18,855
                                                                 ---------------
SPECIALTY RETAIL - 3.8%
           357,500  Abercrombie & Fitch Co.                               23,735
           169,900  Aeropostale Inc.(1)                                    5,136
            62,639  Charming Shoppes, Inc.(1)(2)                             762
           121,600  Guess?, Inc.(1)(2)                                     5,159
           239,700  Gymboree Corp.(1)(2)                                   5,906
                                                                 ---------------
                                                                          40,698
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
           186,900  Polo Ralph Lauren Corp.                               10,586
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 12.8%
         1,076,200  America Movil SA de CV
                    Series L ADR                                          36,300
           437,800  American Tower Corp. Cl A(1)                          13,546
         1,392,484  NII Holdings, Inc.(1)                                 68,871
           379,600  Rogers Communications Inc.
                    Cl B ORD                                              16,703
                                                                 ---------------
                                                                         135,420
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,057,589
(Cost $783,626)                                                  ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 13.2%
REPURCHASE AGREEMENTS - 13.2%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.50%, dated 1/31/06, due 2/1/06
(Delivery value $140,469)                                                140,451
                                                                 ---------------
(Cost $140,451)

TOTAL INVESTMENT SECURITIES - 112.8%                                   1,198,040
                                                                 ---------------
(Cost $924,077)

OTHER ASSETS AND LIABILITIES - (12.8)%                                 (135,688)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,062,352
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
      CONTRACTS TO SELL         SETTLEMENT DATE      VALUE    UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------
     9,423,570  CAD for USD        2/28/2006        $ 8,282            $(61)
       941,871  Euro for USD       2/28/2006          1,146              (1)
     1,495,296  Euro for USD       2/28/2006          1,820              (3)
     2,117,339  Euro for USD       2/28/2006          2,576              (2)
 3,021,798,500  JPY for USD        2/28/2006         25,824              91
   118,185,547  MXN for USD        2/28/2006         11,288             (15)
    76,053,300  NOK for USD        2/28/2006         11,449             (20)
                                                  ----------------------------------
                                                    $62,385            $(11)
                                                  ==================================
(Value on Settlement Date $62,374)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of January 31, 2006. The aggregate value of securities on loan at January 31, 2006, was $137,883 (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $924,944
                                                                 ===============
Gross tax appreciation of investments                                  $274,884
Gross tax depreciation of investments                                    (1,788)
                                                                 ---------------
Net tax appreciation of investments                                    $273,096
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report. The American Century Investments logo, American
Century and American Century Investments are service marks of American Century
Proprietary Holdings, Inc.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GROWTH FUND
JANUARY 31, 2006

[american century investments logo and text logo]

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8%
AEROSPACE & DEFENSE - 2.9%
           877,600  Rockwell Collins                               $      41,177
         1,803,200  United Technologies Corp.                            105,253
                                                                 ---------------
                                                                         146,430
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.0%
         1,331,300  United Parcel Service, Inc. Cl B                      99,728
                                                                 ---------------
BEVERAGES - 3.1%
         2,697,000  PepsiCo, Inc.                                        154,214
                                                                 ---------------
BIOTECHNOLOGY - 3.6%
         1,292,900  Amgen Inc.(1)                                         94,239
           215,800  Genentech, Inc.(1)                                    18,542
           805,200  Genzyme Corp.(1)                                      57,121
           171,100  United Therapeutics Corp.(1)                          11,065
                                                                 ---------------
                                                                         180,967
                                                                 ---------------
CAPITAL MARKETS - 1.5%
           444,000  Franklin Resources, Inc.                              43,734
           559,900  Northern Trust Corp.                                  29,232
                                                                 ---------------
                                                                          72,966
                                                                 ---------------
CHEMICALS - 2.3%
         1,109,700  Monsanto Co.                                          93,891
           230,700  Potash Corp. of Saskatchewan                          20,761
                                                                 ---------------
                                                                         114,652
                                                                 ---------------
COMMERCIAL BANKS - 2.1%
         1,663,300  Wells Fargo & Co.                                    103,723
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.7%
         1,353,300  Corning Inc.(1)                                       32,953
         1,411,900  QUALCOMM Inc.                                         67,715
           792,400  Scientific-Atlanta, Inc.                              33,883
                                                                 ---------------
                                                                         134,551
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.1%
           500,500  Apple Computer, Inc.(1)                               37,793
         3,994,700  EMC Corp.(1)                                          53,529
         2,316,400  Hewlett-Packard Co.                                   72,225
         1,521,300  Seagate Technology                                    39,676
                                                                 ---------------
                                                                         203,223
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.9%
         1,831,000  American Express Co.                                  96,036
                                                                 ---------------
CONTAINERS & PACKAGING - 0.8%
         2,069,400  Crown Holdings Inc.(1)                                38,718
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.1%
         1,322,700  Emerson Electric Co.                                 102,443
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
         2,242,300  Agilent Technologies, Inc.(1)                         76,036
         1,111,300  Jabil Circuit, Inc.(1)                                44,897
                                                                 ---------------
                                                                         120,933
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.6%
         1,002,200  Cooper Cameron Corp.(1)                               48,496
           644,800  Schlumberger Ltd.                                     82,180
                                                                 ---------------
                                                                         130,676
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
         1,532,500  CVS Corp.                                             42,542
                                                                 ---------------
FOOD PRODUCTS - 2.7%
         2,455,700  Archer-Daniels-Midland Co.                            77,356
           239,400  Delta and Pine Land Company                            5,635
         1,097,500  General Mills, Inc.                                   53,349
                                                                 ---------------
                                                                         136,340
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.9%
         1,494,100  Baxter International, Inc.                            55,058
         1,365,000  Becton Dickinson & Co.                                88,452
           840,400  Edwards Lifesciences
                    Corporation(1)                                        36,087
         1,579,300  Medtronic, Inc.                                       89,182
         1,557,800  St. Jude Medical, Inc.(1)                             76,535
                                                                 ---------------
                                                                         345,314
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.6%
           561,800  Caremark Rx Inc.(1)                                   27,697
         1,039,600  Express Scripts, Inc.(1)                              94,904
           205,800  UnitedHealth Group Incorporated                       12,229
           584,800  WellPoint Inc.(1)                                     44,913
                                                                 ---------------
                                                                         179,743
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
           975,100  Royal Caribbean Cruises Ltd.                          39,882
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 3.9%
         3,268,300  Procter & Gamble Co. (The)                           193,581
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.8%
         5,807,500  General Electric Co.                                 190,195
         1,201,500  Textron Inc.                                         101,479
                                                                 ---------------
                                                                         291,674
                                                                 ---------------
INSURANCE - 2.1%
         1,122,000  American International Group, Inc.                    73,446
           469,900  Endurance Specialty Holdings Ltd.                     15,474
           224,600  PartnerRe Ltd.(1)                                     13,876
                                                                 ---------------
                                                                         102,796
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.8%
           130,600  Google Inc. Cl A(1)                                   56,582
           927,800  Yahoo! Inc.(1)                                        31,861
                                                                 ---------------
                                                                          88,443
                                                                 ---------------
IT SERVICES - 3.1%
         1,672,300  Accenture Ltd. Cl A                                   52,728
           404,000  DST Systems, Inc.(1)                                  22,891
         1,719,300  Electronic Data Systems Corp.                         43,309
           446,300  Paychex, Inc.                                         16,223
           797,112  VeriFone Holdings Inc.(1)                             20,342
                                                                 ---------------
                                                                         155,493
                                                                 ---------------
MEDIA - 0.3%
           173,400  Getty Images Inc.(1)                                  14,158
                                                                 ---------------
METALS & MINING - 0.6%
           450,500  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                     28,945
                                                                 ---------------
MULTILINE RETAIL - 2.8%
         1,014,100  J.C. Penney Co. Inc.                                  56,587
         1,512,500  Target Corporation                                    82,809
                                                                 ---------------
                                                                         139,396
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.2%
           723,300  Anadarko Petroleum Corp.                              77,986
         1,053,500  Apache Corp.                                          79,571
                                                                 ---------------
                                                                         157,557
                                                                 ---------------
PHARMACEUTICALS - 3.8%
           658,800  Barr Pharmaceuticals Inc.(1)                          43,204
         1,034,200  Novartis AG ORD                                       56,770

Growth - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
           502,400  Novo Nordisk AS Cl B ORD                              28,131
           396,700  Roche Holding AG ORD                                  62,661
                                                                 ---------------
                                                                         190,766
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
         1,042,700  Broadcom Corp. Cl A(1)                                71,113
         2,629,200  Freescale Semiconductor Inc.
                    Cl B(1)                                               66,387
           918,900  Lam Research Corp.(1)                                 42,665
           651,200  Marvell Technology Group Ltd.(1)                      44,555
         1,226,900  Maxim Integrated Products, Inc.                       50,352
         1,620,700  National Semiconductor Corp.                          45,720
         1,537,900  Novellus Systems, Inc.(1)                             43,599
                                                                 ---------------
                                                                         364,391
                                                                 ---------------
SOFTWARE - 6.9%
         1,288,000  BMC Software Inc.(1)                                  28,465
           586,000  Cadence Design Systems Inc.(1)                        10,349
         1,085,100  Citrix Systems, Inc.(1)                               33,464
           617,400  Electronic Arts Inc.(1)                               33,698
         7,563,600  Microsoft Corporation                                212,915
           975,000  Red Hat Inc.(1)                                       28,226
                                                                 ---------------
                                                                         347,117
                                                                 ---------------
SPECIALTY RETAIL - 4.1%
         1,070,700  AnnTaylor Stores Corporation(1)                       35,676
         1,310,600  Chico's FAS, Inc.(1)                                  57,090
           109,100  Dress Barn Inc.(1)                                     5,034
           983,700  Foot Locker, Inc.                                     22,350
           119,000  Guess?, Inc.(1)                                        5,049
         1,094,100  Payless ShoeSource, Inc.(1)                           26,652
           856,500  Ross Stores, Inc.                                     24,410
           776,500  Williams-Sonoma, Inc.(1)                              30,889
                                                                 ---------------
                                                                         207,150
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
            73,500  Carter's, Inc.(1)                                      4,997
            91,179  Phillips-Van Heusen                                    3,294
         1,056,200  Polo Ralph Lauren Corp.                               59,824
                                                                 ---------------
                                                                          68,115
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
         1,216,500  American Tower Corp. Cl A(1)                          37,639
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,830,302
(Cost $3,983,871)                                                ---------------

Growth - SchedulE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.8%
           $88,800  FNMA Discount Notes,
                    4.35%, 2/1/06(2)                                      88,800
                                                                 ---------------
(Cost $88,800)

TOTAL INVESTMENT SECURITIES - 98.6%                                    4,919,102
                                                                 ---------------
(Cost $4,072,671)

OTHER ASSETS AND LIABILITIES - 1.4%                                       72,753
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   4,991,855
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                                    Unrealized
Contracts to Sell              Settlement Date         Value        Gain (Loss)
--------------------------------------------------------------------------------
 90,100,638  CHF for USD           2/28/06           $ 70,629          $ 45
103,393,920  DKK for USD           2/28/06             16,854           (28)
                                                   -----------------------------
                                                     $ 87,483          $ 17
                                                   =============================
(Value on Settlement Date $87,500)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
FNMA = Federal National Mortgage Association
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  4,078,886
                                                                 ===============
Gross tax appreciation of investments                              $    868,315
Gross tax depreciation of investments                                   (28,099)
                                                                 ---------------
Net tax appreciation of investments                                $    840,216
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HERITAGE FUND
JANUARY 31, 2006

[american century investments logo and text logo]

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 4.5%
           341,938  BE Aerospace, Inc.(1)                          $       7,188
           666,400  Precision Castparts Corp.                             33,286
           187,302  Rockwell Collins                                       8,788
                                                                 ---------------
                                                                          49,262
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.1%
           125,300  Ryder System, Inc.                                     5,601
           169,158  UTI Worldwide Inc.                                    17,716
                                                                 ---------------
                                                                          23,317
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
           112,500  Gilead Sciences, Inc.(1)                               6,848
                                                                 ---------------
CAPITAL MARKETS - 2.8%
           517,049  Lazard Ltd. Cl A                                      18,542
            99,100  Legg Mason, Inc.                                      12,853
                                                                 ---------------
                                                                          31,395
                                                                 ---------------
CHEMICALS - 1.4%
           187,700  Monsanto Co.                                          15,881
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
           117,400  Monster Worldwide Inc.(1)                              5,008
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.9%
           462,533  Apple Computer, Inc.(1)                               34,926
           191,400  Electronics for Imaging, Inc.(1)                       5,292
            88,531  Intergraph Corp.(1)                                    3,383
                                                                 ---------------
                                                                          43,601
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 6.3%
           205,372  Chicago Bridge & Iron Company
                    New York Shares                                        6,336
         1,174,000  Chiyoda Corporation ORD                               30,208
           660,900  Foster Wheeler Ltd.(1)                                32,549
                                                                 ---------------
                                                                          69,093
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.9%
           199,563  Cemex SA de CV ADR                                    13,168
            30,262  Eagle Materials Inc.                                   4,929

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
            42,800  Lafarge North America Inc.                             2,637
                                                                 ---------------
                                                                          20,734
                                                                 ---------------
CONSUMER FINANCE - 0.6%
            26,050  ORIX Corporation ORD                                   6,736
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
           138,000  Alliance Capital Management
                    Holding L.P.                                           8,341
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 12.0%
           352,600  Aker Kvaerner ASA ORD(1)                              24,221
           326,438  Cooper Cameron Corp.(1)                               15,796
           288,300  Diamond Offshore Drilling, Inc.                       24,468
           491,456  National Oilwell Varco, Inc.(1)                       37,384
           131,100  Technip SA ORD                                         8,904
            10,563  TETRA Technologies, Inc.(1)                              419
           476,800  Weatherford International Ltd.(1)                     21,351
                                                                 ---------------
                                                                         132,543
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
         2,813,400  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                          16,378
                                                                 ---------------
FOOD PRODUCTS - 0.6%
           211,135  Archer-Daniels-Midland Co.                             6,651
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
           121,162  Dade Behring Holdings Inc.                             4,741
            56,000  Hologic, Inc.(1)                                       2,882
           166,300  ResMed Inc.(1)                                         6,559
           155,100  Varian Medical Systems, Inc.(1)                        9,338
                                                                 ---------------
                                                                          23,520
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.2%
           186,417  Aetna Inc.                                            18,045
           230,933  Covance Inc.(1)                                       13,119
           352,200  Humana Inc.(1)                                        19,643
           227,558  Omnicare, Inc.                                        11,310
            66,334  Pharmaceutical Product
                    Development, Inc.                                      4,589
            76,200  Radiation Therapy Services Inc.(1)                     2,278
                                                                 ---------------
                                                                          68,984
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.4%
           141,662  Chipotle Mexican Grill Inc. Cl A(1)                    6,732
            68,600  Harrah's Entertainment, Inc.                           5,049
           258,500  Hilton Hotels Corporation                              6,444

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
           362,000  International Game Technology                         12,952
           304,719  Pinnacle Entertainment Inc.(1)                         8,782
           293,078  Station Casinos Inc.                                  19,593
                                                                 ---------------
                                                                          59,552
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
         1,771,400  Corporacion GEO SA de CV,
                    Series B ORD(1)                                        6,104
                                                                 ---------------
INSURANCE - 2.1%
           151,700  AON Corp.                                              5,191
           116,300  Berkley (W.R.) Corp.                                   5,745
           410,528  HCC Insurance Holdings, Inc.                          12,751
                                                                 ---------------
                                                                          23,687
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.7%
            84,398  NutriSystem, Inc.(1)                                   4,127
           150,282  Priceline.com Inc.(1)                                  3,314
                                                                 ---------------
                                                                           7,441
                                                                 ---------------
IT SERVICES - 3.0%
           384,100  Alliance Data Systems Corp.(1)                        16,227
           141,400  MoneyGram International Inc.                           3,756
           329,022  Satyam Computer
                    Services Ltd. ADR                                     12,898
                                                                 ---------------
                                                                          32,881
                                                                 ---------------
MACHINERY - 3.0%
           112,842  JLG Industries Inc.                                    6,148
           131,140  Joy Global Inc.                                        7,087
           296,310  Manitowoc Co.                                         19,704
                                                                 ---------------
                                                                          32,939
                                                                 ---------------
MEDIA - 1.1%
           219,943  Focus Media Holding Ltd. ADR(1)                       12,007
                                                                 ---------------
METALS & MINING - 3.6%
           203,300  Alcan Inc.                                             9,919
            21,449  Century Aluminum Co.(1)                                  731
           248,914  Oregon Steel Mills, Inc.(1)                           10,248
           116,600  Phelps Dodge Corp.                                    18,714
                                                                 ---------------
                                                                          39,612
                                                                 ---------------
MULTI-UTILITIES - 0.5%
           120,100  Sempra Energy                                          5,771
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.8%
           544,000  Takashimaya Co. Ltd. ORD                               8,510
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.9%
           115,700  Peabody Energy Corp.                                  11,513
           724,500  Southwestern Energy Company(1)                        31,255
                                                                 ---------------
                                                                          42,768
                                                                 ---------------
PHARMACEUTICALS - 1.6%
            75,500  Adams Respiratory
                    Therapeutics Inc.(1)                                   3,260
            41,900  Barr Pharmaceuticals Inc.(1)                           2,748
            33,300  Schwarz Pharma AG ORD                                  2,120
           172,900  Shire plc                                              2,779
           135,800  Shire plc ADR                                          6,621
                                                                 ---------------
                                                                          17,528
                                                                 ---------------
REAL ESTATE - 0.9%
           107,900  Urban Corp. ORD                                       10,039
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 5.6%
           150,750  Atheros Communications, Inc.(1)                        2,962
           305,000  ATI Technologies Inc.(1)                               5,444
           144,286  Brooks Automation, Inc.(1)                             2,433
         1,123,989  Cypress Semiconductor Corp.(1)                        19,029
           347,434  Intersil Corp. Cl A                                   10,096
           157,358  Microsemi Corporation(1)                               4,790
           309,338  OmniVision Technologies, Inc.(1)                       7,805
           346,200  Trident Microsystems, Inc.(1)                          9,043
                                                                 ---------------
                                                                          61,602
                                                                 ---------------
SOFTWARE - 1.9%
           135,400  Adobe Systems Inc.                                     5,378
           166,100  Business Objects SA ADR(1)                             6,893
           103,400  Micros Systems, Inc.(1)                                4,772
           126,200  Transaction Systems
                    Architects, Inc.(1)                                    4,163
                                                                 ---------------
                                                                          21,206
                                                                 ---------------
SPECIALTY RETAIL - 3.8%
           366,700  Abercrombie & Fitch Co.                               24,344
           176,300  Aeropostale Inc.(1)                                    5,330
            59,932  Charming Shoppes, Inc.(1)                                729
           121,200  Guess?, Inc.(1)                                        5,143
           245,800  Gymboree Corp.(1)                                      6,057
                                                                 ---------------
                                                                          41,603
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT    ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
           187,300  Polo Ralph Lauren Corp.                               10,609
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 12.2%
         1,074,200  America Movil SA de CV
                    Series L ADR                                          36,233
           439,800  American Tower Corp. Cl A(1)                          13,607
         1,377,572  NII Holdings, Inc.(1)                                 68,134
           391,300  Rogers Communications Inc.
                    Cl B ORD                                              17,218
                                                                 ---------------
                                                                         135,192
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,097,343
(Cost $819,687)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
            $7,600  FNMA Discount Notes,
                    4.35%, 2/1/06(2)                                       7,600
                                                                 ---------------
(Cost $7,600)

TOTAL INVESTMENT SECURITIES - 100.1%                                   1,104,943
                                                                 ---------------
(Cost $827,287)

OTHER ASSETS AND LIABILITIES - (0.1)%                                    (1,041)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,103,902
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
        CONTRACTS TO SELL        SETTLEMENT                         UNREALIZED
                                    DATE             VALUE          GAIN (LOSS)
--------------------------------------------------------------------------------
       9,714,022  CAD for USD     2/28/2006         $ 8,538           $(63)
         923,310  Euro for USD    2/28/2006           1,123             (1)
       1,465,830  Euro for USD    2/28/2006           1,784             (3)
       2,075,615  Euro for USD    2/28/2006           2,525             (3)
   3,150,126,000  JPY for USD     2/28/2006          26,921             95
     119,231,584  MXN for USD     2/28/2006          11,387            (15)
      79,797,900  NOK for USD     2/28/2006          12,013            (20)
                                                  ------------------------------
                                                    $64,291           $(10)
                                                  ==============================
(Value on Settlement Date $64,281)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
FNMA = Federal National Mortgage Association
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 828,721
                                                                 ===============
Gross tax appreciation of investments                                 $ 278,093
Gross tax depreciation of investments                                    (1,871)
                                                                 ---------------
Net tax appreciation of investments                                   $ 276,222
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES FUND
JANUARY 31, 2006

[american century investments logo and text logo]

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 1.3%
            60,356  Ceradyne Inc.(1)                               $       3,455
                                                                 ---------------
AUTO COMPONENTS - 0.6%
           242,583  IMPCO Technologies Inc.(1)                             1,543
                                                                 ---------------
BEVERAGES - 1.1%
            34,735  Hansen Natural Corp.(1)                                3,050
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
            85,503  Alfacell Corp.(1)                                        342
            66,091  AVI BioPharma, Inc.(1)                                   563
            72,045  Indevus Pharmaceuticals, Inc.(1)                         382
            11,608  Neurocrine Biosciences Inc.(1)                           706
            25,423  NPS Pharmaceuticals Inc.(1)                              361
            27,180  Nuvelo Inc.(1)                                           466
            80,115  Sangamo Biosciences Inc.(1)                              385
            20,209  Telik Inc.(1)                                            388
                                                                 ---------------
                                                                           3,593
                                                                 ---------------
CAPITAL MARKETS - 8.0%
            40,691  Affiliated Managers Group Inc.(1)                      3,776
            68,943  Greenhill & Co. Inc.                                   3,942
             1,747  Monex Beans Holdings Inc. ORD                          2,515
            78,729  Nuveen Investments Inc. Cl A                           3,572
           153,212  OptionsXpress Holdings, Inc.                           4,473
            72,998  Piper Jaffray Companies(1)                             3,273
                                                                 ---------------
                                                                          21,551
                                                                 ---------------
CATALOG RETAIL - 0.3%
           250,047  Alloy Inc.(1)                                            703
                                                                 ---------------
CHEMICALS - 2.6%
           136,191  Celanese Corp., Series A                               2,788
           395,293  PolyOne Corp.(1)                                       2,831
           100,332  Zoltek Companies, Inc.(1)                              1,345
                                                                 ---------------
                                                                           6,964
                                                                 ---------------
COMMERCIAL BANKS - 1.0%
            12,307  Intervest Bancshares Corp.(1)                            355
            71,014  Virginia Commerce Bancorp(1)                           2,295
                                                                 ---------------
                                                                           2,650
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.4%
           116,014  American Reprographics Co.(1)                          3,167
            90,066  FTI Consulting, Inc.(1)                                2,436
            65,800  Sato Corp. ORD                                         1,755

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
            56,033  Volt Information Sciences Inc.(1)                      1,372
            97,269  Watson Wyatt & Co. Holdings                            2,961
                                                                 ---------------
                                                                          11,691
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.7%
           224,749  Foundry Networks, Inc.(1)                              3,378
         1,176,674  JDS Uniphase Corp.(1)                                  3,683
            97,533  Orckit Communications Ltd.(1)                          2,950
           533,958  Sycamore Networks Inc.(1)                              2,643
                                                                 ---------------
                                                                          12,654
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.2%
           114,603  Electronics for Imaging, Inc.(1)                       3,169
           161,841  LaserCard Corp.(1)                                     2,638
            91,082  Neoware Systems Inc.(1)                                2,473
            86,824  Rimage Corp.(1)                                        2,841
                                                                 ---------------
                                                                          11,121
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.3%
            66,811  Jacobs Engineering Group Inc.(1)                       5,570
            92,586  Shaw Group Inc. (The)(1)                               3,298
                                                                 ---------------
                                                                           8,868
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.2%
            77,371  Color Kinetics Inc.(1)                                 1,486
            29,042  Energy Conversion Devices Inc.(1)                      1,463
           401,104  GrafTech International Ltd.(1)                         2,995
                                                                 ---------------
                                                                           5,944
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
           229,875  Aeroflex Inc.(1)                                       2,779
            92,061  Daktronics Inc.                                        2,798
           190,588  Plexus Corp.(1)                                        5,395
                                                                 ---------------
                                                                          10,972
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 6.4%
            40,708  Dril-Quip Inc.(1)                                      2,563
            93,978  Grant Prideco Inc.(1)                                  4,707
           408,864  Matrix Service Co.(1)                                  4,371
            39,363  Universal Compression
                    Holdings Inc.(1)                                       1,889
            73,991  W-H Energy Services Inc.(1)                            3,572
                                                                 ---------------
                                                                          17,102
                                                                 ---------------
FOOD PRODUCTS - 1.0%
           376,817  SunOpta Inc.(1)                                        2,713
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.2%
           148,785  Abaxis, Inc.(1)                                        2,964
           102,261  Angiodynamics Inc.(1)                                  2,875
            59,817  Cerus Corp.(1)                                           855
           104,988  Conceptus Inc.(1)                                      1,711
            14,477  Intuitive Surgical Inc.(1)                             1,993
           110,896  IRIS International Inc.(1)                             2,535
           199,693  Thoratec Corp.(1)                                      5,051
           147,081  Trinity Biotech plc ADR(1)                             1,265
                                                                 ---------------
                                                                          19,249
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.0%
           162,981  Emageon Inc.(1)                                        3,015
           223,972  eResearch Technology Inc.(1)                           4,003
           142,273  Merge Technologies Inc.(1)                             3,756
                                                                 ---------------
                                                                          10,774
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
               177  Chipotle Mexican Grill Inc. Cl A(1)                        8
            76,229  Penn National Gaming, Inc.(1)                          2,448
            73,222  Pinnacle Entertainment Inc.(1)                         2,110
                                                                 ---------------
                                                                           4,566
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
            36,511  Cavco Industries, Inc.(1)                              1,548
                                                                 ---------------
INSURANCE - 1.8%
           115,735  North Pointe Holdings Corp.(1)                         1,620
            59,060  RLI Corp.                                              3,228
                                                                 ---------------
                                                                           4,848
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.4%
           139,441  dELiA*s Inc.(1)                                        1,297
            37,462  NutriSystem, Inc.(1)                                   1,832
           104,832  VistaPrint Ltd.(1)                                     3,169
                                                                 ---------------
                                                                           6,298
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.3%
           623,669  Homestore, Inc.(1)                                     3,767
           108,389  Rediff.Com India Ltd. ADR(1)                           2,359
                                                                 ---------------
                                                                           6,126
                                                                 ---------------
IT SERVICES - 1.6%
           229,524  Ness Technologies, Inc.(1)                             2,658
            76,637  Startek Inc.                                           1,556
                                                                 ---------------
                                                                           4,214
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
MACHINERY - 1.1%
            58,206  Trinity Industries, Inc.                               2,971
                                                                 ---------------
MEDIA - 0.5%
            53,615  Thomas Nelson Inc.                                     1,378
                                                                 ---------------
METALS & MINING - 3.8%
           105,430  Olympic Steel Inc.(1)                                  3,250
            91,114  Titanium Metals Corp.(1)                               6,897
                                                                 ---------------
                                                                          10,147
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.9%
            64,387  Edge Petroleum Corp.(1)                                2,136
           224,573  Gasco Energy Inc.(1)                                   1,594
           150,263  MC Shipping Inc.                                       2,003
           174,246  Parallel Petroleum Corp.(1)                            3,682
            22,676  St. Mary Land & Exploration Co.                          990
                                                                 ---------------
                                                                          10,405
                                                                 ---------------
PHARMACEUTICALS - 1.6%
            63,856  Acusphere Inc.(1)                                        374
           173,801  Aspreva Pharmaceuticals Corp.(1)                       3,475
            27,046  POZEN Inc.(1)                                            439
                                                                 ---------------
                                                                           4,288
                                                                 ---------------
REAL ESTATE - 4.0%
           215,335  FelCor Lodging Trust Inc.                              4,277
            62,187  Home Properties, Inc.                                  2,853
            54,400  Sumitomo Real Estate
                    Sales Co. Ltd. ORD                                     3,485
                                                                 ---------------
                                                                          10,615
                                                                 ---------------
ROAD & RAIL - 0.6%
            52,934  Old Dominion Freight Line(1)                           1,511
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
            80,764  ADE Corporation(1)                                     2,627
           390,594  Axcelis Technologies Inc.(1)                           2,469
            95,695  Cree, Inc.(1)                                          2,501
            99,817  Microsemi Corporation(1)                               3,037
           194,421  ON Semiconductor Corp.(1)                              1,460
            98,721  Standard Microsystems Corp.(1)                         3,399
            51,668  Trident Microsystems, Inc.(1)                          1,350
                                                                 ---------------
                                                                          16,843
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
SOFTWARE - 1.6%
           184,648  Opsware Inc.(1)                                        1,352
           367,923  Smith Micro Software Inc.(1)                           3,013
                                                                 ---------------
                                                                           4,365
                                                                 ---------------
SPECIALTY RETAIL - 5.9%
            89,973  Aeropostale Inc.(1)                                    2,720
           111,574  Build-A-Bear Workshop, Inc.(1)                         3,609
            86,437  Dress Barn Inc.(1)                                     3,988
            55,368  Pantry Inc. (The)(1)                                   3,031
           158,381  United Retail Group Inc.(1)                            2,453
                                                                 ---------------
                                                                          15,801
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
           111,168  Deckers Outdoor Corp.(1)                               3,550
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
           431,278  @Road Inc.(1)                                          2,247
                                                                 ---------------
TOTAL COMMON STOCKS                                                      266,318
(Cost $208,318)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.3%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 7.125% - 8.75%,
5/15/17 - 2/15/23, valued at $3,677),
in a joint trading account at
4.35%, dated 1/31/06, due 2/1/06
(Delivery value $3,600)                                                    3,600
                                                                 ---------------
(Cost $3,600)

TOTAL INVESTMENT SECURITIES - 100.8%                                     269,918
                                                                 ---------------
(Cost $211,918)

OTHER ASSETS AND LIABILITIES - (0.8)%                                    (2,116)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     267,802
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 212,138
                                                                 ===============
Gross tax appreciation of investments                                 $  58,837
Gross tax depreciation of investments                                    (1,057)
                                                                 ---------------
Net tax appreciation of investments                                   $  57,780
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES II FUND
JANUARY 31, 2006

[american century investments logo and text logo]

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 3.2%
            35,047  Ceradyne Inc.(1)                               $   2,006,090
            63,726  Ladish Co., Inc.(1)                                1,548,542
                                                                 ---------------
                                                                       3,554,632
                                                                 ---------------
AUTO COMPONENTS - 0.5%
            95,167  IMPCO Technologies Inc.(1)                           605,262
                                                                 ---------------
BEVERAGES - 1.1%
            14,102  Hansen Natural Corp.(1)                            1,238,156
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
            35,266  Alfacell Corp.(1)                                    141,064
            27,260  AVI BioPharma, Inc.(1)                               232,255
            29,400  Indevus Pharmaceuticals, Inc.(1)                     155,820
             4,687  Neurocrine Biosciences Inc.(1)                       284,829
            10,486  NPS Pharmaceuticals Inc.(1)                          148,901
            11,093  Nuvelo Inc.(1)                                       190,245
            33,044  Sangamo Biosciences Inc.(1)                          158,942
             8,335  Telik Inc.(1)                                        159,949
                                                                 ---------------
                                                                       1,472,005
                                                                 ---------------
CAPITAL MARKETS - 7.5%
            15,219  Affiliated Managers Group Inc.(1)                  1,412,323
            25,369  Greenhill & Co. Inc.                               1,450,599
               713  Monex Beans Holdings Inc. ORD                      1,026,642
            32,047  Nuveen Investments Inc. Cl A                       1,453,972
            61,980  OptionsXpress Holdings, Inc.                       1,809,817
            26,789  Piper Jaffray Companies(1)                         1,200,951
                                                                 ---------------
                                                                       8,354,304
                                                                 ---------------
CATALOG RETAIL - 0.2%
           100,444  Alloy Inc.(1)                                        282,248
                                                                 ---------------
CHEMICALS - 2.5%
            54,114  Celanese Corp., Series A                           1,107,714
           158,731  PolyOne Corp.(1)                                   1,136,514
            41,513  Zoltek Companies, Inc.(1)                            556,689
                                                                 ---------------
                                                                       2,800,917
                                                                 ---------------
COMMERCIAL BANKS - 1.6%
            28,538  Intervest Bancshares Corp.(1)                        823,321
            27,676  Virginia Commerce Bancorp(1)                         894,212
                                                                 ---------------
                                                                       1,717,533
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 4.1%
            39,606  American Reprographics Co.(1)                      1,081,244
            37,140  FTI Consulting, Inc.(1)                            1,004,637
            26,400  Sato Corp. ORD                                       704,030
            23,137  Volt Information Sciences Inc.(1)                    566,394
            39,459  Watson Wyatt & Co. Holdings                        1,201,132
                                                                 ---------------
                                                                       4,557,437
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.8%
           102,874  Foundry Networks, Inc.(1)                          1,546,196
           460,862  JDS Uniphase Corp.(1)                              1,442,498
            39,527  Orckit Communications Ltd.(1)                      1,195,692
                                                                 ---------------
                                                                       4,184,386
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.5%
            50,276  Electronics for Imaging, Inc.(1)                   1,390,131
            62,054  LaserCard Corp.(1)                                 1,011,480
            68,093  Neoware Systems Inc.(1)                            1,848,726
            23,367  Rimage Corp.(1)                                      764,568
                                                                 ---------------
                                                                       5,014,905
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.4%
            16,787  Jacobs Engineering Group Inc.(1)                   1,399,533
            36,583  Shaw Group Inc. (The)(1)                           1,303,086
                                                                 ---------------
                                                                       2,702,619
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.1%
            26,168  AZZ Inc.(1)                                          644,256
            52,278  Color Kinetics Inc.(1)                             1,003,738
            11,587  Energy Conversion Devices Inc.(1)                    583,521
           161,345  GrafTech International Ltd.(1)                     1,205,247
                                                                 ---------------
                                                                       3,436,762
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
            92,307  Aeroflex Inc.(1)                                   1,115,992
            36,995  Daktronics Inc.                                    1,124,277
            13,461  OYO Geospace Corp.(1)                                670,358
                                                                 ---------------
                                                                       2,910,627
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 6.5%
            14,840  Dril-Quip Inc.(1)                                    934,475
            35,742  Grant Prideco Inc.(1)                              1,790,317
           196,261  Matrix Service Co.(1)                              2,098,029
            15,820  Universal Compression
                    Holdings Inc.(1)                                     759,360
            32,539  W-H Energy Services Inc.(1)                        1,570,983
                                                                 ---------------
                                                                       7,153,164
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.2%
           179,170  SunOpta Inc.(1)                                    1,290,024
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.6%
            59,118  Abaxis, Inc.(1)                                    1,177,630
            40,676  Angiodynamics Inc.(1)                              1,143,401
            22,719  Cerus Corp.(1)                                       324,882
            42,652  Conceptus Inc.(1)                                    695,228
             5,574  Intuitive Surgical Inc.(1)                           767,261
            44,067  IRIS International Inc.(1)                         1,007,372
            21,919  Neogen Corp.(1)                                      493,178
            67,029  Thoratec Corp.(1)                                  1,695,833
                                                                 ---------------
                                                                       7,304,785
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.6%
            41,092  Air Methods Corp.(1)                                 795,952
            66,639  Emageon Inc.(1)                                    1,232,822
            90,680  eResearch Technology Inc.(1)                       1,620,451
            55,968  Merge Technologies Inc.(1)                         1,477,555
                                                                 ---------------
                                                                       5,126,780
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.1%
                74  Chipotle Mexican Grill Inc. Cl A(1)                    3,516
            31,112  Penn National Gaming, Inc.(1)                        998,695
            44,012  Pinnacle Entertainment Inc.(1)                     1,268,427
                                                                 ---------------
                                                                       2,270,638
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
            11,975  Cavco Industries, Inc.(1)                            507,740
                                                                 ---------------
INSURANCE - 1.6%
            38,082  North Pointe Holdings Corp.(1)                       533,148
            21,910  RLI Corp.                                          1,197,382
                                                                 ---------------
                                                                       1,730,530
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.4%
            56,014  dELiA*s Inc.(1)                                      520,930
            18,047  NutriSystem, Inc.(1)                                 882,498
            41,048  VistaPrint Ltd.(1)                                 1,240,882
                                                                 ---------------
                                                                       2,644,310
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.1%
           236,609  Homestore, Inc.(1)                                 1,429,118
            40,502  Rediff.Com India Ltd. ADR(1)                         881,324
                                                                 ---------------
                                                                       2,310,442
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
IT SERVICES - 1.6%
            94,968  Ness Technologies, Inc.(1)                         1,099,730
            30,827  Startek Inc.                                         625,788
                                                                 ---------------
                                                                       1,725,518
                                                                 ---------------
MACHINERY - 1.1%
            24,565  Trinity Industries, Inc.                           1,254,043
                                                                 ---------------
MEDIA - 1.0%
            50,131  Rentrak Corp.(1)                                     560,465
            21,930  Thomas Nelson Inc.                                   563,601
                                                                 ---------------
                                                                       1,124,066
                                                                 ---------------
METALS & MINING - 3.7%
            42,388  Olympic Steel Inc.(1)                              1,306,822
            36,929  Titanium Metals Corp.(1)                           2,795,156
                                                                 ---------------
                                                                       4,101,978
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.0%
            24,946  Edge Petroleum Corp.(1)                              827,459
            92,730  Gasco Energy Inc.(1)                                 658,383
            58,823  MC Shipping Inc.                                     784,111
            69,284  Parallel Petroleum Corp.(1)                        1,463,971
            16,263  St. Mary Land & Exploration Co.                      709,717
                                                                 ---------------
                                                                       4,443,641
                                                                 ---------------
PHARMACEUTICALS - 1.2%
            26,338  Acusphere Inc.(1)                                    154,077
            80,973  Caraco Pharmaceutical
                    Laboratories Ltd.(1)                                 948,194
            11,155  POZEN Inc.(1)                                        180,934
                                                                 ---------------
                                                                       1,283,205
                                                                 ---------------
REAL ESTATE - 3.6%
            78,223  FelCor Lodging Trust Inc.                          1,553,508
            24,978  Home Properties, Inc.                              1,145,741
            19,800  Sumitomo Real Estate Sales Co.
                    Ltd. ORD                                           1,268,604
                                                                 ---------------
                                                                       3,967,853
                                                                 ---------------
ROAD & RAIL - 0.7%
            25,357  Old Dominion Freight Line(1)                         723,689
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
            33,417  ADE Corporation(1)                                 1,087,055
           161,283  Axcelis Technologies Inc.(1)                       1,019,309
           129,193  Chartered Semiconductor
                    Manufacturing Ltd. ADR(1)                          1,083,929
            37,902  Cree, Inc.(1)                                        990,379

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            32,977  Microsemi Corporation(1)                           1,003,820
            77,192  ON Semiconductor Corp.(1)                            579,712
            41,800  Standard Microsystems Corp.(1)                     1,439,591
                                                                 ---------------
                                                                       7,203,795
                                                                 ---------------
SOFTWARE - 1.7%
            77,176  Opsware Inc.(1)                                      564,928
           154,709  Smith Micro Software Inc.(1)                       1,267,067
                                                                 ---------------
                                                                       1,831,995
                                                                 ---------------
SPECIALTY RETAIL - 5.8%
            36,069  Aeropostale Inc.(1)                                1,090,366
            44,965  Build-A-Bear Workshop, Inc.(1)                     1,454,618
            35,177  Dress Barn Inc.(1)                                 1,623,066
            21,948  Pantry Inc. (The)(1)                               1,201,434
            65,398  United Retail Group Inc.(1)                        1,013,015
                                                                 ---------------
                                                                       6,382,499
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
            44,898  Deckers Outdoor Corp.(1)                           1,433,593
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
           223,592  @Road Inc.(1)                                      1,164,914
                                                                 ---------------
TOTAL COMMON STOCKS                                                  109,810,995
(Cost $86,485,137)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 7.125% - 8.75%,
5/15/17 - 2/15/23, valued at $1,838,329),
in a joint trading account at 4.35%,
dated 1/31/06, due 2/1/06
(Delivery value $1,800,218)                                            1,800,000
                                                                 ---------------
(Cost $1,800,000)

TOTAL INVESTMENT SECURITIES - 100.9%                                 111,610,995
                                                                 ---------------
(Cost $88,285,137)

OTHER ASSETS AND LIABILITIES - (0.9)%                                (1,057,674)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 110,553,321
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $88,415,829
                                                                 ===============
Gross tax appreciation of investments                               $23,587,351
Gross tax depreciation of investments                                  (392,185)
                                                                 ---------------
Net tax appreciation of investments                                 $23,195,166
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SELECT FUND
JANUARY 31, 2006

[american century investments logo and text logo]

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AIR FREIGHT & LOGISTICS - 0.7%
           340,000  United Parcel Service, Inc. Cl B              $   25,469,400
                                                                 ---------------
AUTOMOBILES - 0.8%
           499,000  Harley-Davidson, Inc.(1)                          26,711,470
                                                                 ---------------
BEVERAGES - 3.4%
           605,000  Anheuser-Busch Companies, Inc.                    25,071,200
           595,000  Coca-Cola Company (The)                           24,621,100
           830,000  Diageo plc ORD                                    12,359,840
           957,300  PepsiCo, Inc.                                     54,738,414
                                                                 ---------------
                                                                     116,790,554
                                                                 ---------------
BIOTECHNOLOGY - 3.2%
         1,506,200  Amgen Inc.(2)                                    109,786,918
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.3%
         3,277,379  Aramark Corp. Cl B(1)                             87,342,150
           857,000  Cintas Corp.                                      36,508,200
           495,000  CoStar Group, Inc.(1)(2)                          24,750,000
                                                                 ---------------
                                                                     148,600,350
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.2%
         2,140,000  Cisco Systems Inc.(2)                             39,739,800
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.3%
         2,730,100  Dell Inc.(2)                                      80,019,231
                                                                 ---------------
CONSUMER FINANCE - 3.2%
         1,990,000  SLM Corporation                                  111,360,400
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 5.4%
         1,470,000  Apollo Group Inc. Cl A(2)                         81,834,900
         2,210,000  Weight Watchers
                    International, Inc.(1)(2)                        103,958,400
                                                                 ---------------
                                                                     185,793,300
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.9%
         1,378,966  Citigroup Inc.                                    64,232,236
                                                                 ---------------
FOOD & STAPLES RETAILING - 7.0%
         2,680,000  Sysco Corp.                                       82,222,400
         3,110,000  Wal-Mart Stores, Inc.                            143,402,101
           395,000  Walgreen Co.                                      17,095,600
                                                                 ---------------
                                                                     242,720,101
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.3%
           153,481  Nestle SA ORD                                     45,005,571
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.8%
         1,420,000  Boston Scientific Corp.(2)                        31,055,400
         1,990,100  Medtronic, Inc.                                  112,380,947
         1,950,000  Stryker Corp.                                     97,305,000
           930,000  Zimmer Holdings Inc.(2)                           64,123,500
                                                                 ---------------
                                                                     304,864,847
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.8%
           230,000  Medco Health Solutions Inc.(2)                    12,443,000
         2,005,000  UnitedHealth Group Incorporated                  119,137,100
                                                                 ---------------
                                                                     131,580,100
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.7%
         1,300,000  Carnival Corporation                              67,288,000
           150,000  Cheesecake Factory Inc.(2)                         5,527,500
         2,300,000  International Game Technology                     82,294,000
           155,000  PF Chang's China
                    Bistro, Inc.(1)(2)                                 7,945,300
                                                                 ---------------
                                                                     163,054,800
                                                                 ---------------
HOUSEHOLD DURABLES - 2.5%
           465,000  Koninklijke Royal Philips
                    Electronics N.V. New York Shares                  15,656,550
         2,050,000  Koninklijke Royal Philips
                    Electronics N.V. ORD                              69,190,188
                                                                 ---------------
                                                                      84,846,738
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.7%
           185,000  Colgate-Palmolive Co.                             10,154,650
         1,965,225  Procter & Gamble Co. (The)                       116,400,277
                                                                 ---------------
                                                                     126,554,927
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 6.7%
           950,000  3M Co.                                            69,112,500
         2,925,700  General Electric Co.                              95,816,675
         2,485,000  Tyco International Ltd.                           64,734,250
                                                                 ---------------
                                                                     229,663,425
                                                                 ---------------
INSURANCE - 7.6%
           375,000  Ambac Financial Group, Inc.                       28,803,750
         1,384,625  American International Group, Inc.                90,637,553
               805  Berkshire Hathaway Inc. Cl A(2)                   72,039,450
            24,218  Berkshire Hathaway Inc. Cl B(2)                   71,007,176
                                                                 ---------------
                                                                     262,487,929
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 2.0%
           380,000  Amazon.com, Inc.(2)                               17,031,600
           640,000  eBay Inc.(2)                                      27,584,000
           886,980  IAC/InterActiveCorp(1)(2)                         25,740,160
                                                                 ---------------
                                                                      70,355,760
                                                                 ---------------
IT SERVICES - 4.6%
         2,075,000  First Data Corp.                                  93,582,500
         1,790,000  Paychex, Inc.                                     65,066,500
                                                                 ---------------
                                                                     158,649,000
                                                                 ---------------
MEDIA - 0.2%
           315,000  XM Satellite Radio
                    Holdings Inc. Cl A(1)(2)                           8,246,700
                                                                 ---------------
PERSONAL PRODUCTS - 1.3%
         1,645,000  Avon Products, Inc.                               46,586,400
                                                                 ---------------
PHARMACEUTICALS - 9.5%
           583,400  Eli Lilly and Company                             33,032,108
         2,227,400  Johnson & Johnson                                128,164,595
           385,386  Novartis AG ORD                                   21,155,020
           670,275  Pfizer Inc.                                       17,212,662
            90,000  Roche Holding AG ORD                              14,215,897
         2,630,000  Teva Pharmaceutical
                    Industries Ltd. ADR(1)                           112,116,900
                                                                 ---------------
                                                                     325,897,182
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
         1,910,000  Linear Technology Corp.                           71,071,100
                                                                 ---------------
SOFTWARE - 4.1%
           302,002  Electronic Arts Inc.(2)                           16,483,269
         3,992,800  Microsoft Corporation                            112,397,320
           560,000  Oracle Corp.(2)                                    7,039,200
           340,000  Symantec Corp.(2)                                  6,249,200
                                                                 ---------------
                                                                     142,168,989
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
           645,000  Cabela's Inc.(1)(2)                               11,255,250
           120,000  Carmax, Inc.(2)                                    3,586,800
           565,100  Home Depot, Inc.                                  22,914,805
                                                                 ---------------
                                                                      37,756,855
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 1.3%
         4,099,432  China Merchants Holdings
                    International Co. Ltd. ORD                        10,793,696
        23,400,000  Hopewell Highway
                    Infrastructure Ltd. ORD                           16,969,939

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
        24,110,000  Zhejiang Expressway Co. Ltd. ORD                  15,594,586
                                                                 ---------------
                                                                      43,358,221
                                                                 ---------------
TOTAL COMMON STOCKS                                                3,403,372,304
(Cost $2,861,904,207)                                            ---------------

TEMPORARY CASH INVESTMENTS - 2.0%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 7.125% - 8.75%,
5/15/17 - 2/15/23, valued at $72,001,224),
in a joint trading account at
4.35%, dated 1/31/06, due 2/1/06
(Delivery value $70,508,519)                                          70,500,000
                                                                 ---------------
(Cost $70,500,000)

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) - 3.8%
REPURCHASE AGREEMENTS - 3.8%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.50%, dated 1/31/06, due 2/1/06
(Delivery value $130,896,404)                                        130,880,044
                                                                 ---------------
(Cost $130,880,044)

TOTAL INVESTMENT SECURITIES - 104.4%                               3,604,752,348
                                                                 ---------------
(Cost $3,063,284,251)

OTHER ASSETS AND LIABILITIES - (4.4)%                              (153,466,430)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $3,451,285,918
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
     Contracts to Sell     Settlement Date         Value      Unrealized Gain (Loss)
------------------------------------------------------------------------------------
51,491,073  CHF for USD       2/28/06          $ 40,363,141          $   25,499
 5,854,605  Euro for USD      2/28/06             7,123,468              (4,033)
 9,294,658  Euro for USD      2/28/06            11,309,078             (17,463)
13,161,235  Euro for USD      2/28/06            16,013,655             (16,962)
   877,917  GBP for USD       2/28/06             1,562,943              (6,343)
 2,618,457  GBP for USD       2/28/06             4,661,600             (15,244)
                                             ---------------------------------------
                                               $ 81,033,885          $  (34,546)
                                             =======================================
 (Value on Settlement Date $80,999,339)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of January 31, 2006. The aggregate value of securities on loan at January 31, 2006, was $129,084,828.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $3,072,518,640
                                                                 ===============
Gross tax appreciation of investments                            $  625,621,535
Gross tax depreciation of investments                               (93,973,863)
                                                                 ---------------
Net tax appreciation of investments                              $  531,647,672
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. FAIR VALUED SECURITIES

Securities for which market quotes have been deemed not readily available or does not reflect the security's fair value have been fair valued as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee. The aggregate value of fair valued securities at January 31, 2006 was
$43,358,221 which is 1.3% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ULTRA(reg.sm) FUND
JANUARY 31, 2006

[american century investments logo and text logo]

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AIR FREIGHT & LOGISTICS - 2.9%
         1,361,000  C.H. Robinson Worldwide Inc.(1)                $      55,066
         1,256,000  Expeditors International of
                    Washington, Inc.(1)                                   92,366
         1,798,000  FedEx Corporation(1)                                 181,868
         3,905,000  United Parcel Service, Inc. Cl B(1)                  292,524
                                                                 ---------------
                                                                         621,824
                                                                 ---------------
BEVERAGES - 1.2%
           462,593  Anheuser-Busch
                    Companies, Inc.(1)                                    19,170
         4,159,000  PepsiCo, Inc.                                        237,811
                                                                 ---------------
                                                                         256,981
                                                                 ---------------
BIOTECHNOLOGY - 2.7%
         4,840,000  Amgen Inc.(1)(2)                                     352,787
         2,439,000  Genentech, Inc.(1)(2)                                209,559
                                                                 ---------------
                                                                         562,346
                                                                 ---------------
CAPITAL MARKETS - 2.4%
         1,539,000  Goldman Sachs
                    Group, Inc. (The)(1)                                 217,383
           961,000  Legg Mason, Inc.(1)                                  124,642
         2,183,000  T. Rowe Price Group Inc.(1)                          166,847
                                                                 ---------------
                                                                         508,872
                                                                 ---------------
CHEMICALS - 0.4%
           993,000  Monsanto Co.(1)                                       84,018
                                                                 ---------------
COMMERCIAL BANKS - 1.0%
         3,509,000  Wells Fargo & Co.                                    218,821
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.1%
        11,407,000  Cisco Systems Inc.(1)(2)                             211,828
         9,367,000  QUALCOMM Inc.                                        449,241
                                                                 ---------------
                                                                         661,069
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.4%
        17,002,000  Dell Inc.(1)(2)                                      498,329
                                                                 ---------------
CONSUMER FINANCE - 2.3%
         8,624,000  SLM Corporation(1)                                   482,599
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 2.7%
         8,467,000  Apollo Group Inc. Cl A(1)(2)(3)                      471,358
         2,169,000  Weight Watchers
                    International, Inc.(1)(2)                            102,030
                                                                 ---------------
                                                                         573,388
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.2%
           513,000  Chicago Mercantile Exchange
                    Holdings Inc.(1)                                     217,127
         4,078,000  Citigroup Inc.                                       189,953
         3,115,000  McGraw-Hill
                    Companies, Inc. (The)                                158,990
         1,693,000  Moody's Corp.(1)                                     107,201
                                                                 ---------------
                                                                         673,271
                                                                 ---------------
FOOD & STAPLES RETAILING - 5.8%
         1,985,000  Costco Wholesale Corporation                          99,032
         2,474,990  Sysco Corp.(1)                                        75,933
        15,649,000  Wal-Mart Stores, Inc.                                721,575
         5,202,000  Walgreen Co.(1)                                      225,143
         1,428,000  Whole Foods Market, Inc.(1)                          105,486
                                                                 ---------------
                                                                       1,227,169
                                                                 ---------------
FOOD PRODUCTS - 0.5%
         1,571,000  Wrigley (Wm.) Jr. Company(1)                         100,481
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.5%
         2,946,000  Biomet Inc.(1)                                       111,388
         9,643,000  Boston Scientific Corp.(1)(2)                        210,892
         9,532,000  Medtronic, Inc.                                      538,272
         2,253,000  St. Jude Medical, Inc.(2)                            110,690
         3,920,000  Stryker Corp.(1)                                     195,608
         3,190,000  Varian Medical Systems, Inc.(1)(2)                   192,070
         3,282,000  Zimmer Holdings Inc.(1)(2)                           226,294
                                                                 ---------------
                                                                       1,585,214
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.4%
           634,000  Express Scripts, Inc.(1)(2)                           57,878
         2,054,000  Quest Diagnostics Inc.                               101,529
         9,475,000  UnitedHealth Group Incorporated                      563,005
                                                                 ---------------
                                                                         722,412
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.8%
         7,881,000  Carnival Corporation                                 407,921
         2,155,000  Cheesecake Factory Inc.(1)(2)                         79,412
            28,825  Chipotle Mexican
                    Grill Inc. Cl A(1)(2)                                  1,370
        15,874,000  International Game
                    Technology(1)(3)                                     567,971
        34,684,000  PartyGaming plc ORD(2)                                79,187
         1,962,000  PF Chang's China
                    Bistro, Inc.(1)(2)(3)                                100,572
         6,078,000  Starbucks Corporation(2)                             192,673
                                                                 ---------------
                                                                       1,429,106
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.5%
         5,273,000  Procter & Gamble Co. (The)                           312,320
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
         3,948,000  Tyco International Ltd.                              102,845
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
INSURANCE - 5.8%
         4,140,000  Aflac Inc.                                           194,373
         1,919,000  Ambac Financial Group, Inc.(1)                       147,398
             4,573  Berkshire Hathaway Inc.
                    Cl A(1)(2)                                           409,239
           125,317  Berkshire Hathaway Inc.
                    Cl B(1)(2)                                           367,429
           899,000  Progressive Corp. (The)(1)                            94,431
                                                                 ---------------
                                                                       1,212,870
                                                                 ---------------
INTERNET & CATALOG RETAIL - 5.7%
        11,667,000  Amazon.com, Inc.(1)(2)                               522,915
        15,706,000  eBay Inc.(1)(2)                                      676,929
                                                                 ---------------
                                                                       1,199,844
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.9%
           572,000  Google Inc. Cl A(1)(2)                               247,819
         5,950,000  VeriSign, Inc.(1)(2)                                 141,313
        12,576,000  Yahoo! Inc.(2)                                       431,859
                                                                 ---------------
                                                                         820,991
                                                                 ---------------
IT SERVICES - 7.5%
         9,180,000  Accenture Ltd. Cl A(1)                               289,445
         5,851,000  Checkfree Corp.(1)(2)(3)                             303,199
        14,037,000  First Data Corp.                                     633,069
         9,511,000  Paychex, Inc.                                        345,725
                                                                 ---------------
                                                                       1,571,438
                                                                 ---------------
MULTILINE RETAIL - 1.4%
         1,277,000  Kohl's Corp.(1)(2)                                    56,686
         4,199,000  Target Corporation                                   229,895
                                                                 ---------------
                                                                         286,581
                                                                 ---------------
OFFICE ELECTRONICS - 0.4%
         2,012,000  Zebra Technologies Corp.
                    Cl A(1)(2)                                            90,600
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.2%
         1,916,000  Apache Corp.(1)                                      144,715
         4,896,000  Exxon Mobil Corp.                                    307,225
         1,120,000  Kinder Morgan, Inc.                                  107,800
         1,445,000  Suncor Energy Inc.                                   115,773
                                                                 ---------------
                                                                         675,513
                                                                 ---------------
PERSONAL PRODUCTS - 1.1%
           724,000  Alberto-Culver Company(1)                             32,073
         7,256,000  Avon Products, Inc.(1)                               205,490
                                                                 ---------------
                                                                         237,563
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 4.5%
         2,355,472  American Pharmaceutical
                    Partners Inc.(1)(2)                                   78,720
         4,561,000  Johnson & Johnson                                    262,440
        14,270,000  Teva Pharmaceutical
                    Industries Ltd. ADR(1)                               608,330
                                                                 ---------------
                                                                         949,490
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
        48,533,000  ARM Holdings plc ORD                                 114,478
         5,875,000  Intel Corp.(1)                                       124,961
         1,944,000  KLA-Tencor Corp.(1)                                  101,049
         4,826,000  Maxim Integrated
                    Products, Inc.(1)                                    198,059
         5,656,000  Microchip Technology Inc.(1)                         212,157
                                                                 ---------------
                                                                         750,704
                                                                 ---------------
SOFTWARE - 5.1%
         1,348,000  Adobe Systems Inc.                                    53,543
         8,872,000  Electronic Arts Inc.(1)(2)                           484,233
         1,610,000  Intuit Inc.(2)                                        84,251
         5,986,000  Microsoft Corporation                                168,506
         1,654,000  NAVTEQ Corp.(1)(2)                                    74,281
         5,414,000  Oracle Corp.(2)                                       68,054
         7,581,000  Symantec Corp.(2)                                    139,339
                                                                 ---------------
                                                                       1,072,207
                                                                 ---------------
SPECIALTY RETAIL - 5.7%
         8,842,000  Bed Bath & Beyond Inc.(2)                            330,779
         9,182,000  Carmax, Inc.(1)(2)(3)                                274,450
         5,894,000  Lowe's Companies, Inc.(1)                            374,564
         8,655,000  PETsMART, Inc.(1)(3)                                 216,894
                                                                 ---------------
                                                                       1,196,687
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.8%
         2,524,000  Golden West Financial Corp.(1)                       178,245
                                                                 ---------------
TOTAL COMMON STOCKS                                                   20,863,798
(Cost $14,908,092)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.0%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 7.50%, 11/15/16,
valued at $70,563), in a joint trading account
at 4.35%, dated 1/31/06, due 2/1/06
(Delivery value $69,308)                                                  69,300
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 8.125%, 8/15/21,
valued at $140,254), in a joint trading account
at 4.35%, dated 1/31/06, due 2/1/06
(Delivery value $137,217)                                                137,200
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                         206,500
(Cost $206,500)                                                  ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 7.7%
REPURCHASE AGREEMENTS - 7.7%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.51%, dated 1/31/06,
due 2/1/06 (Delivery value $75,009)                                       75,000
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 4.44%, dated 1/31/06, due 2/1/06
(Delivery value $400,049)                                                400,000
Repurchase Agreement, Deutsche Bank AG,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 4.44%, dated 1/31/06, due 2/1/06
(Delivery value $1,075,133)                                            1,075,000
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent), 4.50%,
dated 1/31/06, due 2/1/06
(Delivery value $78,862)                                                  78,852
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                 1,628,852
(Cost $1,628,852)                                                ---------------

TOTAL INVESTMENT SECURITIES - 107.7%                                  22,699,150
                                                                 ---------------
(Cost $16,743,444)

OTHER ASSETS AND LIABILITIES - (7.7)%                                (1,620,661)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  21,078,489
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                                     Unrealized
Contracts to Sell           Settlement Date         Value            Gain (Loss)
--------------------------------------------------------------------------------
14,454,890  GBP for USD         2/28/06          $  25,734             $ (104)
43,112,830  GBP for USD         2/28/06             76,753               (251)
                                                --------------------------------
                                                  $102,487             $ (355)
                                                ================================
(Value on Settlement Date $102,132)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of January 31, 2006. The aggregate value of securities on loan at January 31, 2006 was $1,604,748 (in thousands).
(2) Non-income producing.
(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 1 in
    Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the three months ended January 31, 2006.)
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended January 31, 2006 follows:

                                        SHARE                                                         1/31/06
                                       BALANCE     PURCHASE    SALES    REALIZED    DIVIDEND     SHARE       MARKET
                                       10/31/05      COST       COST   GAIN (LOSS)   INCOME     BALANCE       VALUE
---------------------------------------------------------------------------------------------------------------------
Apollo Group Inc. Cl A(1)(2)          7,599,000   $  53,028   $     -    $     -     $    -    8,467,000   $  471,358
Carmax, Inc. (1)(2)                   8,328,000      23,087         -          -          -    9,182,000      274,450
Checkfree Corp. (1)(2)                6,813,000           -    31,429     13,258          -    5,851,000      303,199
International Game Technology(1)     16,671,000      19,604    53,496        651      2,175   15,874,000      567,971
PETsMART, Inc.(1)                     7,529,000      28,168         -          -        260    8,655,000      216,894
PF Chang's China Bistro, Inc.(1)(2)     875,000      54,238         -          -          -    1,962,000      100,572
                                                  -------------------------------------------------------------------
                                                  $ 178,125   $84,925    $13,909     $2,435                $1,934,444
                                                  ===================================================================

(1) Security, or a portion thereof, was on loan as of January 31, 2006.
(2) Non-income producing.

2. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 16,776,942
                                                                 ===============
Gross tax appreciation of investments                              $  6,051,157
Gross tax depreciation of investments                                  (128,949)
                                                                 ---------------
Net tax appreciation of investments                                $  5,922,208
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VEEDOT(reg.sm) FUND
JANUARY 31, 2006

[american century investments logo and text logo]

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 0.8%
            69,500  Ladish Co., Inc.(1)                            $   1,688,850
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.8%
            52,000  C.H. Robinson Worldwide Inc.                       2,103,920
            15,000  FedEx Corporation                                  1,517,250
                                                                 ---------------
                                                                       3,621,170
                                                                 ---------------
AIRLINES - 0.9%
           109,000  Southwest Airlines Co.                             1,794,140
                                                                 ---------------
BIOTECHNOLOGY - 4.8%
           201,360  Alfacell Corp.(1)                                    805,440
            38,000  Applera Corporation-Applied
                    Biosystems Group                                   1,076,920
           442,000  AVI BioPharma, Inc.(1)                             3,765,841
           132,500  NPS Pharmaceuticals Inc.(1)                        1,881,500
           196,000  Praecis Pharmaceuticals Inc.(1)                    1,174,040
            62,500  Tanox Inc.(1)                                      1,128,125
                                                                 ---------------
                                                                       9,831,866
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
            31,500  Ameron International Corp.                         1,697,850
                                                                 ---------------
CAPITAL MARKETS - 10.6%
            12,500  Blackrock Inc.                                     1,660,000
            20,500  Franklin Resources, Inc.                           2,019,250
            66,500  Investment Technology
                    Group Inc.(1)                                      2,991,170
            43,500  Investors Financial
                    Services Corporation                               2,041,890
            11,500  Lehman Brothers Holdings Inc.                      1,615,175
            21,000  Merrill Lynch & Co., Inc.                          1,576,470
            33,000  Morgan Stanley                                     2,027,850
            32,000  Nuveen Investments Inc. Cl A                       1,451,840
            54,500  OptionsXpress Holdings, Inc.                       1,591,400
            23,000  Raymond James Financial, Inc.                        978,880
            27,000  State Street Corp.                                 1,632,420
            26,500  T. Rowe Price Group Inc.                           2,025,395
                                                                 ---------------
                                                                      21,611,740
                                                                 ---------------
CATALOG RETAIL - 0.3%
           248,500  Alloy Inc.(1)                                        698,285
                                                                 ---------------
CHEMICALS - 1.7%
           252,500  PolyOne Corp.(1)                                   1,807,900
            58,500  Valspar Corp.                                      1,592,370
                                                                 ---------------
                                                                       3,400,270
                                                                 ---------------
COMMERCIAL BANKS - 3.8%
           144,000  Banco Santander Central
                    Hispano SA ADR                                     2,054,880
            65,500  Cascade Bancorp                                    1,703,000
            20,000  City National Corp.                                1,499,400

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            48,000  Frontier Financial Corp.                           1,572,960
            54,500  Nara Bancorp Inc.                                    975,550
                                                                 ---------------
                                                                       7,805,790
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
            55,566  CBIZ Inc.(1)                                         332,840
            70,500  FTI Consulting, Inc.(1)                            1,907,025
                                                                 ---------------
                                                                       2,239,865
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.5%
           393,000  3Com Corp.(1)                                      1,796,010
            56,500  Bookham Inc.(1)                                      375,725
            61,000  Foundry Networks, Inc.(1)                            916,830
            82,500  Interdigital Communications
                    Corp.(1)                                           2,130,975
           119,500  Powerwave Technologies Inc.(1)                     1,745,895
           437,000  Sycamore Networks Inc.(1)                          2,163,150
                                                                 ---------------
                                                                       9,128,585
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.6%
         1,113,500  Cray Inc.(1)                                       2,505,375
            54,000  Electronics for Imaging, Inc.(1)                   1,493,100
           106,500  LaserCard Corp.(1)                                 1,735,950
            57,500  Neoware Systems Inc.(1)                            1,561,125
                                                                 ---------------
                                                                       7,295,550
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.5%
            13,500  Jacobs Engineering Group Inc.(1)                   1,125,495
                                                                 ---------------
CONSTRUCTION MATERIALS - 2.0%
            32,500  Cemex SA de CV ADR                                 2,144,350
           154,000  U.S. Concrete Inc.(1)                              1,866,480
                                                                 ---------------
                                                                       4,010,830
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.8%
           284,000  INVESTools Inc.(1)                                 1,658,560
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.3%
            10,000  Emerson Electric Co.                                 774,500
            61,500  Encore Wire Corp.(1)                               1,670,340
            71,500  Lamson & Sessions Co. (The)(1)                     2,181,465
                                                                 ---------------
                                                                       4,626,305
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%
           147,000  Aeroflex Inc.(1)                                   1,777,230
            99,500  Metrologic Instruments Inc.(1)                     2,129,300
            58,500  Molex Inc.                                         1,769,625
           109,000  Technitrol, Inc.                                   2,219,240
                                                                 ---------------
                                                                       7,895,395
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 7.1%
            21,000  Diamond Offshore Drilling, Inc.                    1,782,270
            30,000  Dril-Quip Inc.(1)                                  1,889,100
            31,000  ENSCO International Inc.                           1,584,720
            40,500  Global SantaFe Corp.                               2,472,525
            23,000  Helmerich & Payne, Inc.                            1,802,280
            22,500  National Oilwell Varco, Inc.(1)                    1,711,575
            16,000  Schlumberger Ltd.                                  2,039,200
            23,500  W-H Energy Services Inc.(1)                        1,134,580
                                                                 ---------------
                                                                      14,416,250
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.7%
            30,500  Costco Wholesale Corporation                       1,521,645
                                                                 ---------------
GAS UTILITIES - 1.0%
            25,500  Questar Corp.                                      2,077,740
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
            29,000  Aspect Medical Systems Inc.(1)                     1,048,930
            57,000  Cerus Corp.(1)                                       815,100
                                                                 ---------------
                                                                       1,864,030
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.8%
            24,000  Pharmaceutical Product
                    Development, Inc.                                  1,660,320
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.8%
            58,500  Ambassadors Group Inc.                             1,582,425
            71,500  Isle of Capri Casinos, Inc.(1)                     2,034,175
                                                                 ---------------
                                                                       3,616,600
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
            32,000  Ethan Allen Interiors Inc.                         1,360,320
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
            19,000  Textron Inc.                                       1,604,740
                                                                 ---------------
INSURANCE - 2.8%
            15,500  First American
                    Financial Corp. (The)                                725,710
            36,500  Lincoln National Corp.                             1,990,345
            27,500  National Financial Partners Corp.                  1,471,525
            29,000  RLI Corp.                                          1,584,850
                                                                 ---------------
                                                                       5,772,430
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.9%
            40,000  NutriSystem, Inc.(1)                               1,956,000
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
IT SERVICES - 1.0%
            92,000  Syntel Inc.                                        1,982,600
                                                                 ---------------
MACHINERY - 2.0%
            51,000  JLG Industries Inc.                                2,778,480
            81,500  Portec Rail Products, Inc.                         1,331,710
                                                                 ---------------
                                                                       4,110,190
                                                                 ---------------
METALS & MINING - 1.2%
           111,500  Brush Engineered
                    Materials Inc.(1)                                  2,400,595
                                                                 ---------------
MULTILINE RETAIL - 1.3%
            23,500  Conn's, Inc.(1)                                    1,021,780
            38,500  Nordstrom, Inc.                                    1,606,220
                                                                 ---------------
                                                                       2,628,000
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.7%
            56,500  Edge Petroleum Corp.(1)                            1,874,105
            27,000  EOG Resources Inc.                                 2,282,580
           299,500  Gasco Energy Inc.(1)                               2,126,450
            27,500  Marathon Oil Corp.                                 2,113,925
            81,500  Parallel Petroleum Corp.(1)                        1,722,095
            34,500  Penn Virginia Corp.                                2,256,990
            27,500  Penn Virginia Resource
                    Partners L.P.                                      1,694,000
           126,500  PetroHawk Energy Corp.(1)                          2,024,000
           174,500  PetroQuest Energy, Inc.(1)                         2,006,750
            37,500  St. Mary Land & Exploration Co.                    1,636,500
            44,500  XTO Energy Inc.                                    2,184,060
                                                                 ---------------
                                                                      21,921,455
                                                                 ---------------
PHARMACEUTICALS - 3.6%
            26,000  Barr Pharmaceuticals Inc.(1)                       1,705,080
            41,000  Forest Laboratories, Inc.(1)                       1,897,480
            86,000  King Pharmaceuticals, Inc.(1)                      1,612,500
           101,000  Penwest Pharmaceuticals Co.(1)                     2,083,630
                                                                 ---------------
                                                                       7,298,690
                                                                 ---------------
REAL ESTATE - 1.3%
            97,000  MeriStar Hospitality Corp.(1)                        995,220
            41,000  Reckson Associates Realty Corp.                    1,637,130
                                                                 ---------------
                                                                       2,632,350
                                                                 ---------------
ROAD & RAIL - 2.1%
            43,500  Arkansas Best Corporation                          1,862,235
            89,000  SCS Transportation, Inc.(1)                        2,383,420
                                                                 ---------------
                                                                       4,245,655
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
            60,500  Advanced Micro Devices, Inc.(1)                    2,532,530
           327,000  Anadigics, Inc.(1)                                 2,171,280
            51,239  Brooks Automation, Inc.(1)                           863,890
           616,000  Conexant Systems Inc.(1)                           2,069,760
            75,500  Intersil Corp. Cl A                                2,194,030
           204,500  MIPS Technologies Inc. Cl A(1)                     1,860,950
            65,000  SiRF Technology Holdings, Inc.(1)                  2,189,850
            51,000  Standard Microsystems Corp.(1)                     1,756,440
                                                                 ---------------
                                                                      15,638,730
                                                                 ---------------
SOFTWARE - 2.6%
           483,500  Actuate Corp.(1)                                   1,953,340
            55,500  Red Hat Inc.(1)                                    1,606,725
           211,000  Smith Micro Software Inc.(1)                       1,728,090
                                                                 ---------------
                                                                       5,288,155
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
            58,000  Fidelity Bankshares, Inc.                          1,976,060
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.1%
           143,000  BlueLinx Holdings Inc.                             2,159,300
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.8%
            33,500  NII Holdings, Inc.(1)                              1,656,910
                                                                 ---------------
TOTAL COMMON STOCKS                                                  199,919,311
(Cost $163,637,173)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.1%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.88%, 7/15/13,
valued at $6,532,816), in a joint trading account
at 4.33%, dated 1/31/06, due 2/1/06
(Delivery value $6,400,770)                                            6,400,000
                                                                 ---------------
(Cost $6,400,000)

TOTAL INVESTMENT SECURITIES - 101.1%                                 206,319,311
                                                                 ---------------
(Cost $170,037,173)

OTHER ASSETS AND LIABILITIES - (1.1)%                                (2,203,114)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 204,116,197
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $170,291,293
                                                                 ===============
Gross tax appreciation of investments                              $ 36,296,959
Gross tax depreciation of investments                                  (268,941)
                                                                 ---------------
Net tax appreciation of investments                                $ 36,028,018
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VISTA(reg.sm) FUND
JANUARY 31, 2006

[american century investments logo and text logo]

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 2.2%
           539,000  BE Aerospace, Inc.(1)                          $      11,330
           859,000  Precision Castparts Corp.                             42,907
                                                                 ---------------
                                                                          54,237
                                                                 ---------------
CAPITAL MARKETS - 5.3%
           187,937  Affiliated Managers Group Inc.(1)                     17,441
         1,637,000  E*TRADE Financial Corp.(1)                            38,944
           651,000  Investment Technology
                    Group Inc.(1)                                         29,282
         1,187,000  Janus Capital Group Inc.                              24,796
         1,175,000  TD Ameritrade Holding Corp.                           23,782
                                                                 ---------------
                                                                         134,245
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
           293,000  Administaff, Inc.                                     12,611
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.8%
           622,000  Apple Computer, Inc.(1)                               46,967
           450,765  Electronics for Imaging, Inc.(1)                      12,464
           284,376  Intergraph Corp.(1)                                   10,866
                                                                 ---------------
                                                                          70,297
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 9.6%
         1,810,357  Foster Wheeler Ltd.(1)                                89,160
           176,155  Jacobs Engineering Group Inc.(1)                      14,686
         1,435,000  McDermott International, Inc.(1)                      74,620
         3,517,000  Quanta Services, Inc.(1)                              48,710
           389,000  Shaw Group Inc. (The)(1)                              13,856
                                                                 ---------------
                                                                         241,032
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.8%
           670,000  Cemex SA de CV ADR                                    44,207
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
           207,000  Alliance Capital Management
                    Holding L.P.                                          12,511
           610,000  Nasdaq Stock Market, Inc.
                    (The)(1)                                              25,565
                                                                 ---------------
                                                                          38,076
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.0%
         2,233,000  ABB Ltd. ORD(1)                                       24,271
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
           732,000  Agilent Technologies, Inc.(1)                         24,822
           766,000  Vishay Intertechnology, Inc.(1)                       12,126
                                                                 ---------------
                                                                          36,948
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 9.1%
           607,000  BJ Services Co.                                       24,577
           265,000  Cooper Cameron Corp.(1)                               12,823
           660,000  Diamond Offshore Drilling, Inc.                       56,014
           493,000  ENSCO International Inc.                              25,202
           402,000  Helmerich & Payne, Inc.                               31,501
         1,048,219  National Oilwell Varco, Inc.(1)                       79,739
                                                                 ---------------
                                                                         229,856
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.4%
           916,000  Aeon Co. Ltd. ORD                                     24,116
           160,000  Whole Foods Market, Inc.                              11,819
                                                                 ---------------
                                                                          35,935
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
           303,644  Hologic, Inc.(1)                                      15,626
           119,000  Intuitive Surgical Inc.(1)                            16,380
           577,000  Thoratec Corp.(1)                                     14,598
           331,790  Varian Medical Systems, Inc.(1)                       19,977
                                                                 ---------------
                                                                          66,581
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 8.7%
           200,000  Aetna Inc.                                            19,360
           587,000  Express Scripts, Inc.(1)                              53,588
           502,000  Health Net Inc.(1)                                    24,784
           559,000  Humana Inc.(1)                                        31,175
           514,000  Omnicare, Inc.                                        25,546
           769,000  Pharmaceutical Product
                    Development, Inc.                                     53,199
           390,000  Psychiatric Solutions, Inc.(1)                        12,866
                                                                 ---------------
                                                                         220,518
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
             3,000  Round One Corp. ORD                                   13,700
                                                                 ---------------
INSURANCE - 1.5%
         1,127,790  AON Corp.                                             38,593
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.6%
           305,000  NutriSystem, Inc.(1)                                  14,915
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
           345,000  Digital Insight Corp.(1)                              12,375
                                                                 ---------------
MACHINERY - 3.0%
           141,000  Daifuku Co. Ltd. ORD                                   2,619
           742,000  JLG Industries Inc.                                   40,424

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
           498,395  Manitowoc Co.                                         33,143
                                                                 ---------------
                                                                          76,186
                                                                 ---------------
MEDIA - 0.5%
           146,000  Grupo Televisa SA ADR                                 12,199
                 -  KDG Investments
                    Limited Partnership
                    (Acquired 7/7/00-5/15/01,
                    Cost $18,918)(2)                                         412
                                                                 ---------------
                                                                          12,611
                                                                 ---------------
METALS & MINING - 5.3%
           887,126  Allegheny Technologies Inc.                           45,998
         1,048,400  Oregon Steel Mills, Inc.(1)                           43,163
           602,992  Titanium Metals Corp.(1)                              45,640
                                                                 ---------------
                                                                         134,801
                                                                 ---------------
MULTILINE RETAIL - 0.8%
         1,242,000  Takashimaya Co. Ltd. ORD                              19,428
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.3%
           308,000  ATP Oil & Gas Corp.(1)                                13,105
           143,000  EOG Resources Inc.                                    12,089
           421,000  Peabody Energy Corp.                                  41,894
         2,116,000  Southwestern Energy Company(1)                        91,285
                                                                 ---------------
                                                                         158,373
                                                                 ---------------
REAL ESTATE - 1.9%
         1,113,000  Mitsui Fudosan Co. Ltd. ORD                           23,423
         2,560,000  Tokyu Land Corp. ORD                                  24,843
                                                                 ---------------
                                                                          48,266
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.5%
         1,469,000  Advanced Micro Devices, Inc.(1)                       61,492
           686,000  ATI Technologies Inc.(1)                              12,245
           516,526  Brooks Automation, Inc.(1)                             8,709
           292,000  Cymer, Inc.(1)                                        13,181
           964,000  Intersil Corp. Cl A                                   28,014
           278,000  Lam Research Corp.(1)                                 12,908
           394,000  Marvell Technology Group Ltd.(1)                      26,957
           426,000  MEMC Electronic Materials Inc.(1)                     12,175
           423,000  Microsemi Corporation(1)                              12,876
           431,000  National Semiconductor Corp.                          12,159
           571,000  OmniVision Technologies, Inc.(1)                      14,406
                                                                 ---------------
                                                                         215,122
                                                                 ---------------
SOFTWARE - 3.4%
           856,000  Business Objects SA ADR(1)                            35,524

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
         1,088,000  Cerner Corporation(1)                                 48,960
                                                                 ---------------
                                                                          84,484
                                                                 ---------------
SPECIALTY RETAIL - 3.5%
           185,000  Abercrombie & Fitch Co.                               12,282
           534,000  Chico's FAS, Inc.(1)                                  23,261
           499,000  Gymboree Corp.(1)                                     12,295
           313,000  Yamada Denki Co. Ltd. ORD                             40,322
                                                                 ---------------
                                                                          88,160
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.1%
           198,000  Watsco Inc.                                           14,006
           284,558  WESCO International Inc.(1)                           13,639
                                                                 ---------------
                                                                          27,645
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 12.6%
         2,526,178  America Movil SA de CV
                    Series L ADR                                          85,208
         2,154,000  American Tower Corp. Cl A(1)                          66,645
         1,061,525  Crown Castle
                    International Corp.(1)                                33,576
         2,305,500  NII Holdings, Inc.(1)                                114,029
           863,792  SBA Communications Corp.
                    Cl A(1)                                               18,874
                                                                 ---------------
                                                                         318,332
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,471,805
(Cost $1,888,792)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.875%, 7/15/13,
valued at $29,602), in a joint trading account
at 4.33%, dated 1/31/06, due 2/1/06
(Delivery value $29,003)                                                  29,000
                                                                 ---------------
(Cost $29,000)

TOTAL INVESTMENT SECURITIES - 99.2%                                    2,500,805
                                                                 ---------------
(Cost $1,917,792)

OTHER ASSETS AND LIABILITIES - 0.8%                                       20,908
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,521,713
                                                                 ===============

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                                     Unrealized
    Contracts to Sell          Settlement Date         Value         Gain (Loss)
--------------------------------------------------------------------------------
   15,742,650  CHF for USD        2/28/06            $ 12,340            $  8
8,758,547,999  JPY for USD        2/28/06              74,851             265
                                                  ------------------------------
                                                     $ 87,191            $273
                                                  ==============================
(Value on Settlement Date $87,464)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at January 31, 2006 was $412 (in thousands), which represented 0.02% of total net assets.

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)
                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  1,918,398
                                                                 ===============
Gross tax appreciation of investments                              $    607,589
Gross tax depreciation of investments                                   (25,182)
                                                                 ---------------
Net tax appreciation of investments                                $    582,407
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. FAIR VALUED SECURITIES

Securities for which market quotes have been deemed not readily available or does not reflect the security's fair value have been fair valued as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee. The aggregate value of fair valued securities at January 31, 2006 was
$412 (in thousands), which is 0.02% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUTUAL FUNDS, INC.

     /s/ William M. Lyons
By:  -----------------------------------
     Name:  William M. Lyons
     Title: President

Date:  March 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     /s/ William M. Lyons
By:  -----------------------------------
     Name:  William M. Lyons
     Title: President
            (principal executive officer)

Date:  March 24, 2006

     /s/ Maryanne L. Roepke
By:  -----------------------------------
     Name:  Maryanne L. Roepke
     Title: Sr. Vice President, Treasurer, and
            Chief Financial Officer
            (principal financial officer)

Date:  March 24, 2006